As filed with the Securities and Exchange Commission on September 05, 2003
                                    Registration Nos. 333-63692; 811-05626
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 5                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

-------------------------------------------------------------------------------
                                     PART A
--------------------------------------------------------------------------------
   GOLDEN AMERICAN LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

   DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                              SMARTDESIGN ADVANTAGE

--------------------------------------------------------------------------------


                                                             SEPTEMBER 25, 2003

         This prospectus describes SmartDesign Advantage, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

         The Contract provides a means for you to invest your premium payments and credits, if applicable, in one or more of the available mutual fund investment portfolios. You may also allocate premium payments and credits, if applicable, to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

         You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credits we added, if applicable, (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

         REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

         This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
            THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON
                            THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

SmartDesign Advantage-- 127106
The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                            JENNISON ASSOCIATES LLC
  AIM V.I. Dent Demographic Trends Fund (Class II)                Jennison Portfolio (Class II) (3)
  AIM V.I. Growth Fund (Class II)                                 SP Jennison International Growth Portfolio (Class II) (3)
ALLIANCEBERNSTEIN CAPITAL MANAGEMENT L.P.                       JULIUS BAER INVESTMENT MANAGEMENT, INC.
  AllianceBernstein Value Portfolio (Class B)                     ING Julius Baer Foreign Portfolio(1)
  AllianceBernstein Growth and Income Portfolio                 MASSACHUSETTS FINANCIAL SERVICES CO.
    (Class B)                                                     ING MFS Research Portfolio (Class S) (1)
  AllianceBernstein Premier Growth Portfolio (Class B)            ING MFS Total Return Portfolio (Class S) (1)
CAPITAL RESEARCH AND MANAGEMENT COMPANY                           ING MFS Capital Opportunities Portfolio
  ING American Funds Growth Portfolio(1)                            (Initial Class) (2)
  ING American Funds Growth-Income Portfolio(1)                   ING MFS Global Growth Portfolio (Service Class) (2)
  ING American Funds International Portfolio(1)                 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
EAGLE ASSET MANAGEMENT, INC.                                      ING PIMCO Core Bond Portfolio (Class S) (1)
  ING Eagle Asset Value Equity Portfolio (Class S) (1)            PIMCO High Yield Portfolio
FIDELITY(R)MANAGEMENT & RESEARCH CO.                            PIONEER INVESTMENT MANAGEMENT, INC.
  Fidelity(R)VIP Growth Portfolio (Class S2)                       Pioneer Fund VCT Portfolio (Class II)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)                Pioneer Small Company VCT Portfolio (Class II)
  Fidelity(R)VIP Contrafund(R)Portfolio (Class S2)              PROFUND ADVISORS LLC
ING INVESTMENT MANAGEMENT, LLC                                    ProFund VP Bull
  ING Liquid Assets Portfolio (Class S) (1)                       ProFund VP Europe 30
ING INVESTMENTS, LLC                                              ProFund VP Rising Rates Opportunity
  ING GET U.S. Core Portfolio                                     ProFund VP Small-Cap
  ING VP Convertible Portfolio (Class S)                        PUTNAM INVESTMENT MANAGEMENT, LLC
  ING VP Index Plus LargeCap Portfolio (Class S)                  Putnam VT Growth and Income (Class IB)
  ING VP Index Plus MidCap Portfolio (Class S)                    Putnam VT International Growth and Income
  ING VP Index Plus SmallCap Portfolio (Class S)                    (Class IB)
  ING VP Large Company Value Portfolio (Class S)                  Putnam VT Discovery Growth Fund (Class IB) (4)
  ING VP MagnaCap Portfolio (Class S)                           ROBERT FLEMING INC.
  ING VP Value Opportunity Portfolio (Class S)                    ING JPMorgan Mid Cap Value Portfolio
  ING VP Worldwide Growth Portfolio                                 (Service Class) (2)
INVESCO FUNDS GROUP, INC.                                       SALOMON BROTHERS ASSET MANAGEMENT, INC.
  INVESCO VIF-Financial Services Fund                             ING Salomon Brothers All Cap Portfolio (Class S) (1)
  INVESCO VIF-Health Sciences Fund                                ING Salomon Brothers Investors Portfolio (Class S) (1)
  INVESCO VIF-Leisure Fund                                        ING Salomon Brothers Aggressive Growth Portfolio (Class
  INVESCO VIF-Utilities Fund                                        S) (2)
J.P. MORGAN FLEMING INTERNATIONAL (LONDON) LLC                  UBS GLOBAL ASSET MANAGEMENT
  ING JPMorgan Fleming International Portfolio                    UBS Tactical Allocation Portfolio (Class I)
    (Class S) (2)                                               VAN KAMPEN
J.P. MORGAN FLEMING INVESTMENTS (USA) INC.                        ING Van Kampen Comstock Portfolio (Service Class) (2)
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class S)
    (1)
JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  Janus Aspen Series Worldwide Growth Portfolio
    (Class S)


          (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

          (2) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

          (3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

          (4)  Formerly known as Putnam VT Voyager Fund II (Class IB).

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
--------------------------------------------------------------------------------


                                                      PAGE                                                            PAGE

Index of Special Terms..............................  ii        Death Benefit Choices...............................  26
Fees and Expenses...................................   1          Death Benefit During the Accumulation Phase.......  26
Condensed Financial Information.....................   3              Option Package I..............................  27
  Accumulation Unit.................................   3              Option Package II.............................  27
  The Net Investment Factor.........................   3              Option Package III............................  27
  Performance Information...........................   4              Transfers Between Option Packages.............  29
  Financial Statements..............................   5              Earnings Multiplier Benefit Rider.............  30
Golden American Life Insurance Company..............   5          Death Benefit During the Income Phase.............  30
Golden American Separate Account B..................   5          Continuation After Death- Spouse..................  30
The Trusts and Funds................................   6          Continuation After Death- Non-Spouse..............  31
Covered Funds, Special Funds and Excluded Funds.....   9          Required Distributions upon Contract
Charges and Fees....................................   9              Owner's Death.................................  31
  Charge Deduction Subaccount.......................   9        The Income Phase....................................  32
  Charges Deducted from the Contract Value..........   9        Other Contract Provisions...........................  36
      Surrender Charge..............................  10        Other Information...................................  38
      Nursing Home Waiver...........................  10        Federal Tax Considerations..........................  39
      Free Withdrawal Amount........................  10        Statement of Additional Information
      Surrender Charge for Excess Withdrawals.......  10          Table of Contents.................................  47
      Premium Taxes.................................  11        Appendix A
      Administrative Charge.........................  11          Condensed Financial Information...................  A1
      Transfer Charge...............................  11        Appendix B
  Charges Deducted from the Subaccounts.............  11          The Investment Portfolios.........................  B1
      Mortality and Expense Risk Charge.............  11        Appendix C
      Asset-Based Administrative Charge.............  11          The Fixed Account II..............................  C1
      Premium Credit Option Charge..................  11        Appendix D
      Earnings Multiplier Benefit Charge............  12          Fixed Interest Division...........................  D1
      Optional Rider Charge.........................            Appendix E
  Trust and Fund Expenses...........................  12          Surrender Charge for Excess Withdrawals
The Annuity Contract................................  12              Example.......................................  E1
      Contract Date and Contract Year ..............  12        Appendix F
      Contract Owner................................  12          Withdrawal Adjustment for 5% Roll-Up
      Annuitant.....................................  13              Death Benefit Examples........................  F1
      Beneficiary...................................  13        Appendix G
      Purchase and Availability of the Contract.....  14          Projected Schedule of ING GET Fund
      Crediting of Premium Payments.................  15              Offerings.....................................  G1
      Additional Credit to Premium..................  17        Appendix H
      Income Phase Start Date.......................  18          Death Benefits for Pre-October-2003
      Administrative Procedures.....................  18              Contract Owners...............................  H1
      Contract Value................................  18
      Cash Surrender Value..........................  18
      Surrendering to Receive the Cash
         Surrender Value............................  19
      The Subaccounts...............................  19
      Addition, Deletion or Substitution of
         Subaccounts and Other Changes..............  19
      The Fixed Account.............................  19
      Optional Rider................................
      Other Contracts...............................  20
Withdrawals.........................................  20
Transfers Among Your Investments....................  23

--------------------------------------------------------------------------------
 INDEX  OF  SPECIAL  TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


    SPECIAL TERM                                           PAGE
    ----------------------------------------------------- ---------
    Accumulation Unit                                          3
    Annual Ratchet                                            28
    Annuitant                                                 13
    Cash Surrender Value                                      18
    Contract Date                                             12
    Contract Owner                                            12
    Contract Value                                            18
    Contract Year                                             12
    Covered Funds
    Earnings Multiplier Benefit                               30
    Excluded Funds
    Free Withdrawal Amount                                    10
    GET Fund                                                   7
    Income Phase Start Date                                   18
    Net Investment Factor                                      3
    Net Rate of Return                                         4
    Restricted Funds                                           8
    5% Roll-up                                                28
    Special Funds                                              9
    Standard Death Benefit                                    27



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:


    TERM USED IN THIS PROSPECTUS         CORRESPONDING TERM USED IN THE CONTRACT
    ------------------------------------ ---------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals

--------------------------------------------------------------------------------
 FEES  AND  EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES/1/

         Surrender Charge:

           COMPLETE YEARS ELAPSED                  0       1       2       3+
              SINCE PREMIUM PAYMENT
           SURRENDER CHARGE                        6%      5%      4%      0%

         Transfer Charge/2/...................... $25 per transfer, if you make more than 12 transfers in a contract year

          1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

          2 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE/3/

         Administrative Charge......................  $30

         (We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

          3 We deduct this charge on each contract anniversary and on surrender. See "The Income Phase-- Charges Deducted".

SEPARATE ACCOUNT ANNUAL CHARGES/4/

     ---------------------------------------------------------------------------------------
                                                     OPTION        OPTION          OPTION
                                                   PACKAGE I     PACKAGE II     PACKAGE III
     ---------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge/5/             1.45%          1.65%          1.80%
      Asset-Based Administrative Charge              0.15%          0.15%          0.15%
                                                     -----          -----          -----
          Total                                      1.60%          1.80%          1.95%
      Optional Asset-Based Premium Credit Charge     0.60%          0.60%          0.60%
      Total With Optional Premium Credit Charge      2.20%          2.40%          2.55%
     ---------------------------------------------------------------------------------------
      GET Fund Guarantee Charge/6/                   0.50%          0.50%          0.50%
      Total With Optional Premium Credit Charge
          and GET Fund Guarantee Charge              2.70%          2.90%          3.05%
     ---------------------------------------------------------------------------------------

          4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

          5 During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. The Premium Credit Option Charge is also deducted during the income phase, if otherwise applicable.

          6 The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see below for a description of the GET Fund guarantee.

OPTIONAL RIDER CHARGES /7/

       EARNINGS MULTIPLIER BENEFIT RIDER CHARGE

           --------------------------- -------------------------
           AS AN ANNUAL CHARGE         AS A QUARTERLY CHARGE
           --------------------------- -------------------------
           0.25% of contract value     0.06% of contract value
           --------------------------- -------------------------


       MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER:

           ----------------- ----------------------------------- -----------------------------------------
           WAITING PERIOD    AS AN ANNUAL CHARGE                 AS A QUARTERLY CHARGE
           ----------------- ----------------------------------- -----------------------------------------
           10 Year           0.65% of the MGAB Charge Base/8/    0.16% of the MGAB Charge Base/8/
           ----------------- ----------------------------------- -----------------------------------------

            7 We deduct the rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            8 The MGAB Charge Base is the total of premiums and credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

           ------------------------------------------------------------------- ---------- ----------
           TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES /9/                    MINIMUM    MAXIMUM
           ------------------------------------------------------------------- ---------- ----------
           (expenses that are deducted from Trust or Fund assets, including
           management fees, distribution and/or service (12b-1) fees/10/, and    0.53%      3.64%
           other expenses):
           ------------------------------------------------------------------- ---------- ----------

            9 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

            10 The minimum and maximum total operating expenses charged by a
               Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.81%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000, plus a credit of $200, in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package III, election of the premium credit rider with a charge of 0.60% of the contract value annually, election of the earnings multiplier benefit rider with a charge of 0.25% of contract value annually and election of the Minimum Guaranteed Accumulation Benefit rider with a charge of 0.65% of contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. If you elect different options, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the contractual limitation. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    ----------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
                1 year           3 years          5 years          10 years
                $1,322           $2,713           $4,037            $6,604
    ------ ----------------- ---------------- ---------------- -----------------
     2) If you annuitize at the end of the applicable time period:
                1 year           3 years          5 years          10 years
                $1,322           $2,713           $4,037            $6,604
    ------ ----------------- ---------------- ---------------- -----------------
     3) If you do not surrender your contract:
                1 year           3 years          5 years          10 years
                 $737            $2,157           $3,507            $6,604
    ------ ----------------- ---------------- ---------------- -----------------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED  FINANCIAL  INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge, the daily asset-based administrative charge and the daily premium credit option charge, if applicable, from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
 GOLDEN  AMERICAN  LIFE  INSURANCE  COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
 GOLDEN  AMERICAN  SEPARATE  ACCOUNT  B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts. Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
 THE  TRUSTS  AND  FUNDS
--------------------------------------------------------------------------------

Investment portfolios of the following Trusts and Funds are currently available under your Contract.

AIM Variable Insurance Funds is a mutual fund whose shares are currently offered only to insurance company separate accounts. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

AllianceBerstein Variable Products Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American Separate Account B, for both variable annuity contracts and variable life insurance policies. The address of Alliance Variable Products Series Fund, Inc. is P.O. Box 1520, Secausus, NJ 07096-1520.

Fidelity Variable Insurance Products Fund and is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund is located at 82 Devonshire Street, Boston, MA 02109.

ING GET U.S. Core Portfolio is an open-end investment company authorized to issue multiple series of shares. Shares of the series are offered to insurance company separate accounts, including Golden American Separate Account B, that fund variable annuity contracts. The address of ING GET U.S. Core Portfolio is 1475 Dunwoody Drive, West Chester, PA 19380.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies.

The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

The ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Portfolios, Inc. is a mutual fund whose shares are offered to insurance company separate accounts, including Golden American Separate Account B, that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. The address of ING Variable Portfolios, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts. The address of INVESCO Variable Investment Funds, Inc. is P.O. Box 173706, Denver, Colorado 80217-3706.

Janus Aspen Series is a mutual fund whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as certain qualified retirement plans. The address of Janus Aspen Series is 100 Fillmore Street, Denver, Colorado 80206-4928.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Pioneer Variable Contracts Trust is an open-end management investment company. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts issued by their companies. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, Massachusetts 02109.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

Putnam Variable Trust is a mutual fund whose shares are available for purchase by separate accounts of insurance companies. The address of Putnam Variable Trust is One Post Office Square, Boston, Massachusetts 02109.

UBS Series Trust is a mutual fund which offers shares only to insurance company separate accounts, including Golden American Separate Account B, that fund certain variable annuity and variable life insurance contracts. The address of Brinson Series Trust is 51 West 52nd Street, New York, New York 10019-6114.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. CORE PORTFOLIO
     (FORMERLY KNOWN AS ING GET FUND)

An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. YOU MAY NOT ALLOCATE MONEY INTO A GET FUND SERIES IF YOU ELECT THE MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix C for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier benefit rider, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate. Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

RESTRICTED FUNDS

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change. We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
 COVERED FUNDS, SPECIAL  FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit rider (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

        1)   Covered Funds;

        2)   Special Funds; and

        3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits due to their potential for volatility.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under the optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option, with respect to new transfers to such investment option and with respect to the death benefits and/or optional benefit rider to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit and/or the minimum guaranteed accumulation benefit.

--------------------------------------------------------------------------------
 CHARGES  AND  FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 3-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge is based on the total amount withdrawn, including the amount deducted for the surrender charge. It is deducted from the contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED                    0       1       2       3+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                         6%       5%      4%      0%

     NURSING HOME WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

          (1)  more than one contract year has elapsed since the contract date;

          (2) the withdrawal is requested within three years of your admission to a licensed nursing care facility; and

          (3) you have spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each option package, on an annual basis, is equal to 1.45% for Option Package I, 1.65% for Option Package II, and 1.80% for Option Package III, of the assets you have in each subaccount. The charge is deducted each business day at the daily rate of .004002% (Option Package I),.004558% (Option Package II), or .004976% (Option Package III), respectively. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% from your assets in each subaccount. This charge is deducted daily from your assets in each subaccount.

     PREMIUM CREDIT OPTION CHARGE. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.60% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of ..001649% for 3 years following each credit from your assets in each subaccount. This charge will also be deducted from amounts allocated to the Fixed Account, resulting in a 0.60% reduction in the interest which would otherwise have been credited to your contract during the three contract years following each credit if you had not elected the premium credit option. The cost of providing the premium credit is generally covered by the premium credit option charge and, to some degree, by the mortality and expense risk charge. We expect to make less profit on those contracts under which the premium credit option rider is elected.

     EARNINGS MULTIPLIER BENEFIT CHARGE. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. The quarterly charge for the earnings multiplier benefit rider is 0.0625% (0.25% annually). If there is insufficient contract value in the subaccounts, we will deduct the charge from your Fixed Interest Allocations, starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider effective date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. For a description of the rider, see "The Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase the Minimum Guaranteed Accumulation Benefit rider, that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charge from your Fixed Interest Allocations nearest their maturity date. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the rider and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ----------------- -------------------------------------------------
     WAITING PERIOD    QUARTERLY CHARGE
     ----------------- -------------------------------------------------
     10 Year           0.1625% of the MGAB Charge Base  (0.65% annually)
     ----------------- -------------------------------------------------

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds- ING GET U.S. Core Portfolio".

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE  ANNUITY  CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are two categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-October-2003 and October-2003. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is 800-366-0066.

The following is a general description of the categories:

PRE-OCTOBER-2003: a) all Contracts purchased prior to October 1, 2003; and b) contracts purchased on or after October 1, 2003 which do not offer the Minimum Guaranteed Accumulation Benefit (as available in the state of issue at the time of purchase).

OCTOBER -2003: Contracts purchased on or after October 1, 2003, which offer the Minimum Guaranteed Accumulation Benefit (as available in the state of issue at the time of purchase).

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. If you elected the MGAB rider, it will terminate if a joint owner, other than your spouse, is added. Note that returning a Contract to single owner status will not restore any death benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable). If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)). If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, and the amount of the earnings multiplier benefit, if applicable. If you elected the MGAB rider, it will terminate upon a change of ownership. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base percentage in effect on the rider effective date will apply in calculating the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you elected the MGAB rider, it will terminate upon a change of owner, other than spousal continuation on death. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract and the maximum age at which you may purchase the Contract depend on the option package that you elect.

     ------------------------ ----------------------------- ------------------------------ ----------------------
                              OPTION PACKAGE I              OPTION PACKAGE II              OPTION PACKAGE III
     ------------------------ ----------------------------- ------------------------------ ----------------------
     Minimum                  $15,000 (non-qualified)       $5,000 (non-qualified)         $5,000 (non-qualified)
     Initial Payment          $1,500 (qualified)            $1,500 (qualified)             $1,500 (qualified)
     ------------------------ ----------------------------- ------------------------------ ----------------------
     Maximum
     Age to Purchase          85                            80                             80
     ------------------------ ----------------------------- ------------------------------ ----------------------


You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS. We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium and credit, if applicable, within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit designated for a subaccount for Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker- dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

        (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

        (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADDITIONAL CREDIT TO PREMIUM

At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received within 60 days of the contract date ("initial premium"). The credit will be a minimum of 2% of the initial premium and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your initial premium in each investment option. If available in your state at that time, prior to the third contract anniversary and prior to every third contract anniversary thereafter, you may elect to have a new credit added to your Contract. Each three year period beginning with the addition of a premium credit is known as a "renewal period". The credit will be a minimum of 2% of your contract value on the applicable contract anniversary. At least 30 days prior to the start of each renewal period, we will send you a letter and election form containing information allowing you to make an informed decision with regard to the election of the credit, including the amount of the proposed credit, the cost of the credit and the benefits and detriments of electing the credit. You may elect a new premium credit by forwarding a completed election form to our Customer Service Center or by calling us at (800) 366-0066. We will implement reasonable procedures to ensure that the election is made by the owner. If you so elect, a new premium credit will be allocated among your variable investment options in proportion to your contract value in the variable investment options. If no contract value is then allocated to the variable investment options, the new premium credit will be allocated to a specially designated subaccount, currently the Liquid Assets Subaccount. If you do not elect the premium credit option, we will discontinue the option on the contract anniversary at the start of the next renewal period. Once you discontinue the premium credit option, it cannot be subsequently resumed.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners. We may increase, decrease or discontinue the credit at the end of any renewal period at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

There is a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see "Charges and Fees" for a description of this charge. The credit constitutes earnings (and not premiums paid by you) for federal tax purposes. In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

          (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

          (2) If a death benefit becomes payable, we will deduct any credits added to your Contract since or within 12 months prior to death; and

          (3) If you surrender your Contract, we will deduct any credit added to your contract value within 3 years prior to surrender.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct. THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

INCOME PHASE START DATE

The income phase start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the income phase start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase start date.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit, if applicable, not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

          (1) We take the contract value in the subaccount at the end of the preceding business day.

          (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

          (3)  We add (1) and (2).

          (4) We add to (3) any additional premium payments and credits, if applicable, and then add or subtract any transfers to or from that subaccount.

          (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Fixed Account II prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDER

Subject to state availability, you may elect the Minimum Guaranteed Accumulation Benefit rider discussed below. The rider has a separate charge. Once elected, the rider may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the Minimum Guaranteed Accumulation Benefit for Contracts in the October-2003 category. This rider is not available to contract owners in the Pre-October-2003 category. THE OPTIONAL RIDER MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE THE RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT IT. THE OPTIONAL RIDER DOES NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DOES NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. IF YOU ELECT THE OPTIONAL RIDER YOU MAY NOT ALLOCATE PREMIUM OR CONTRACT VALUE TO THE GET FUND. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDER.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase the rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional rider is a "living benefit," which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

          o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

          o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner. Other circumstances which may cause a particular optional rider to terminate automatically are discussed below.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date and the initial credit, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary and any renewal credits are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the initial credit, if applicable, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro rata.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium, and the initial credit, if applicable, (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

               a)   the MGAB Base allocated to Covered Funds;

               b)   the MGAB Base allocated to Special Funds; and

               c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds. The MGAB Base for Covered Funds, Special Funds and Excluded Funds equals the allocated eligible premiums, plus the initial credit, if applicable, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, and adjusted for withdrawals and transfers.

             We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus initial credit, if applicable, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all Fund categories.

             Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro rata basis, based on the percentage of contract value transferred, without any corresponding increase. NO INVESTMENT OPTIONS ARE CURRENTLY DESIGNATED AS SPECIAL FUNDS FOR THE TEN-YEAR MGAB. NO INVESTMENT OPTIONS ARE CURRENTLY DESIGNATED AS EXCLUDED FUNDS.

       2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

       3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
 WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "The Annuity Contract -- Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

             ------------------ -------------------------
                                    MAXIMUM PERCENTAGE
               FREQUENCY            OF CONTRACT VALUE
             ------------------ -------------------------
               Monthly                  0.833%
               Quarterly                2.50%
               Annually                10.00%
             ------------------ -------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
 TRANSFERS  AMONG  YOUR  INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase start date. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds or Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. No investment options are currently designated as Restricted Funds.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Rider."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of regular trading of the New York Stock Exchange will be effected on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
 DEATH  BENEFIT  CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the contract owner, the annuitant (when a contract owner is not an individual), or the first of joint owners (under Option Package I only) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." You may select one of the option packages described below which will determine the death benefit payable. Option Package I is available only if the contract owner and the annuitant are not more than 85 years old at the time of purchase. Option Packages II and III are available only if the contract owner and annuitant are not more than 80 years old at the time of purchase. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as
follows:

     ---------------------- ------------------------------ ------------------------------ ------------------------------
                            OPTION PACKAGE I               OPTION PACKAGE II              OPTION PACKAGE III
     ---------------------- ------------------------------ ------------------------------ ------------------------------
     DEATH BENEFIT          The greater of:                The greatest of:               The greatest of:
     ON DEATH OF THE        1)    the Standard Death       1)    the Standard Death       1)    the Standard Death
     OWNER:                       Benefit; or                    Benefit; or                    Benefit; or
                            2)    the contract value*.     2)    the contract value*; or  2)    the contract value*; or
                                                           3)    the Annual Ratchet       3)    the Annual Ratchet
                                                                 death benefit.                 death benefit; or
                                                                                          4)    the 5% Roll-Up death
                                                                                                benefit.
     ---------------------- ------------------------------ ------------------------------ ------------------------------

       * less credits added since or within 12 months prior to death.

The following describes the death benefit calculations for Contracts in the October-2003 category. For a description of the calculation of the death benefits applicable under your Contract if you are in the Pre-October-2003 category, please see Appendix H. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

For purposes of calculating the 5% Rollup Death Benefit, the following investment options are designated as "Special Funds": the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, the ProFund VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. No investment options are currently designated as Excluded Funds. The death benefit for Excluded Funds is the contract value allocated to Excluded Funds and for the Standard, Annual Ratchet and 5% Rollup death benefits is tracked for transfer purposes only.

We may, with 30 days notice to you, designate any investment portfolio as a Special or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio, with respect to new transfers to such investment portfolio and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit.

For the period during which a portion of the contract value is allocated to a Special or Excluded Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added since or within 12 months prior to death; and

     2)   the cash surrender value.

The Standard Death Benefit equals the greater of the Base Death Benefit and the sum of 1) and 2), less 3):

     1)   the contract value allocated to Excluded Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds;

     3)   any initial credit added since or within 12 months prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

     1) premium payments plus the initial credit, if applicable, allocated to Covered, Special and Excluded Funds, respectively;

     2) reduced by a pro rata adjustment for any withdrawal or transfer taken from Covered, Special and Excluded Funds, respectively.

In the event of transfers from Excluded to Covered or Special Funds, the increase in the Minimum Guaranteed Death Benefit for Covered Funds and/or Special Funds will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. In the event of transfers from Covered or Special Funds to Excluded Funds, the increase in the Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Minimum Guaranteed Death Benefit for Covered or Special Funds.

Currently, no investment options are designated as Special Funds or Excluded Funds for purposes of calculating the Standard Death Benefit. The 5% Roll-Up Death Benefit, equals the greater of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Excluded Funds and the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds and Special Funds less any initial credit added since or within 12 months prior to death.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds, Special Funds and Excluded Funds equals the lesser of:

     1) premiums, plus the initial credit, if applicable, adjusted for withdrawals and transfers, accumulated at an annual rate of 5% credited on a daily basis for Covered Funds or Excluded Funds and at 0% for Special Funds until the earlier of attainment of age 90 or reaching the cap (equal to 3 times all premium payments and the initial credit, if applicable, as reduced by adjustments for withdrawals) and thereafter at 0%, and

     2)   the cap.

A pro rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and
(c) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal. Please see Appendix F for examples of the pro rata withdrawal adjustment.

A pro rata adjustment to the cap is made for any withdrawals. The amount of the pro rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the cap immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. Transfers from Covered or Special Funds to Excluded Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Transfers from Special to Covered Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds.

Transfers from Covered to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds.

The calculation of the cap is not affected by allocations to Covered, Special or Excluded Funds.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Excluded Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds, less any initial credit added since or within 12 months prior to death.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

        1) the initial premium plus the initial credit, if applicable, allocated at issue to Covered, Special or Excluded Funds, respectively;

        2) increased dollar for dollar by any premium, plus the initial credit, if applicable, allocated after issue to Covered, Special or Excluded Funds, respectively;

        3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special or Excluded Funds from the prior anniversary (adjusted for new premiums, the initial credit, if applicable, partial withdrawals and transfers between Covered, Special and Excluded Funds) and the current contract value before crediting of any renewal credit. A pro rata adjustment to the Annual Ratchet Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro rata adjustment for withdrawals will equal (a) divided by (b) times
             (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred.

Transfers from Covered or Special Funds to Excluded Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Currently, no investment options are designated as Special Funds or Excluded Funds for purposes of calculating the Annual Ratchet Death Benefit.

Note:     The enhanced death benefits may not be available in all states.

TRANSFERS BETWEEN OPTION PACKAGES. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners.

The following minimum contract values must be met:

      --------------------- ---------------------------------- ----------------------------------
                            TRANSFERS TO OPTION PACKAGE I      TRANSFERS TO OPTION PACKAGES II
                                                               OR III
      --------------------- ---------------- ----------------- ---------------- -----------------
      MINIMUM CONTRACT      Non-                               Non-
      VALUE                 Qualified:       Qualified:        Qualified:       Qualified:
                            $15,000          $1,500            $5,000           $1,500
      --------------------- ---------------- ----------------- ---------------- -----------------

If you transfer between option packages, the then current roll-up cap does not reset. A change of owner may cause an option package transfer on other than a contract anniversary.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options available under the option packages. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 300% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 40% (25% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the claim date , minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 40% (25% for issue ages 70 and above) of the lesser of: 1) 300% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the claim date, minus the contract value on the rider effective date minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings multiplier benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the income phase payment start date, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit.

The death benefits under each of the available options will continue based on the surviving spouse's age on the date that ownership changes. If death occurs within 12 months of a credit being applied, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue. The credit will be subject to recapture upon surrender of the Contract, unless forfeited previously. If death occurs more than 12 months after the last credit was applied, any premium credit option charge will be waived for the remainder of the current three year period. The credit will not be subject to recapture upon surrender of the Contract.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Assets subaccount, or its successor. The crediting of the earnings multiplier benefit will not be included in the minimum guaranteed death benefit calculation.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and percentages in effect on the rider effective date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NON SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code. If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the claim date. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the income phase payment option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

--------------------------------------------------------------------------------
 THE  INCOME  PHASE
--------------------------------------------------------------------------------

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value. INITIATING

PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

          o    Payment start date;

          o Income phase payment option (see the income phase payment options table in this section);

          o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

          o Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and

          o Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

          o    A first income phase payment of at least $50; and

          o    Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

          o The first day of the month following the annuitant's 90th birthday; or

          o The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If income phase payments begin within the first contract year, it will be treated as a surrender, and surrender charges may apply. Failure to select an income phase payment option by the later of the annuitant's 90th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

        (a)  The life of the annuitant;

        (b)  The joint lives of the annuitant and beneficiary;

        (c)  A guaranteed period greater than the annuitant's life expectancy;
             or

        (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See "FEDERAL TAX CONSIDERATIONS" for further discussion of rules relating to income phase payments. Charges Deducted.

        o If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees and Expenses."

        o There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees and Expenses."

        o If you elected the premium credit option and variable income phase payments, we may also deduct the premium credit option charge. We deduct this charge daily during the first seven contract years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees and Expenses."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "FEDERAL TAX CONSIDERATIONS".

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

     --------------------------------------------------------------------------------------------------------
     LIFETIME INCOME PHASE PAYMENT OPTIONS
     --------------------------------------------------------------------------------------------------------

     Life Income         LENGTH OF  PAYMENTS:  For as long as the  annuitant  lives.  It is  possible  that only one payment will be made if the annuitant dies prior to the second payment's due date.

                         DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS:  For as long as the annuitant lives, with payments
     Guaranteed          guaranteed for your choice of 5 to 30 years or as otherwise specified in
     Payments            the contract.

                         DEATH  BENEFIT--PAYMENT  TO THE  BENEFICIARY:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS:  For as long as either  annuitant  lives.  It is possible that
     Two Lives           only one payment will be made if both annuitants die before the second payment's due date.

                         CONTINUING PAYMENTS: When you select this option you choose for:

                           a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                           b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                         DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments
     Two Lives--         guaranteed from 5 to 30 years or as otherwise specified in the contract.
     Guaranteed
     Payments            CONTINUING  PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Cash Refund
     Option (limited     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's
     availability--      death, we will pay a lump sum payment equal to the amount originally
     fixed  payments     applied to the income phase payment option (less any applicable premium
     only)               tax) and less the total amount of income payments paid.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Two Lives--
     Cash Refund         CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
     Option (limited
     availability--      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we
     fixed payments      will pay a lump-sum payment equal to the amount applied to the income phase
     only)               payment option (less any applicable premium tax) and less the total amount of income payments paid.
     --------------------------------------------------------------------------------------------------------
     NONLIFETIME INCOME PHASE PAYMENT OPTION
     --------------------------------------------------------------------------------------------------------
     Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30 years (15 to 30
     Guaranteed          years if you elected the premium bonus option). In certain cases a lump-sum
     Payments            payment may be requested at any time (see below).

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     --------------------------------------------------------------------------------------------------------

     LUMP-SUM  PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum  payments will be treated as a withdrawal during the accumulation  phase and we will  charge any applicable surrender charge. Lump-sum  payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
     --------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 OTHER  CONTRACT  PROVISIONS
--------------------------------------------------------------------------------


REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any Market Value Adjustment (if you have invested in the Fixed Account), (ii) then, if applicable, we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., ING Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc. We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of the Earnings Multiplier Benefit Rider offered in this prospectus.

--------------------------------------------------------------------------------
 OTHER  INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so. We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
 FEDERAL  TAX  CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: -- NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         DISTRIBUTIONS -- IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death. If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on October 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

        o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

        o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

         Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

        o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
             (IRA) in accordance with the Tax Code; or

        o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
 STATEMENT  OF  ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------


     TABLE OF CONTENTS

     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

SmartDesign Advantage -- 127106                                       09/25/2003
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

--------------------------------------------------------------------------------
 APPENDIX  A
--------------------------------------------------------------------------------



                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.

                                                       2002         2001
                                                       ----         ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

     AIM VI DENT DEMOGRAPHIC
         AUV at Beginning of Period                   $10.99      $10.31 (1)
         AUV at End of Period                          $7.32      $10.99
         Number of Accumulation Units
            Outstanding at End of Period              25,792       1,821

     AIM VI GROWTH SERIES
         AUV at Beginning of Period                   $10.33      $10.00 (1)
         AUV at End of Period                          $7.00      $10.33
         Number of Accumulation Units
            Outstanding at End of Period               1,399           0

     ALLIANCE BERNSTEIN VALUE
         AUV at Beginning of Period                   $10.01       $9.57 (1)
         AUV at End of Period                          $8.58      $10.01
         Number of Accumulation Units
            Outstanding at End of Period               5,318         508

     ALLIANCE GROWTH & INCOME
         AUV at Beginning of Period                    $9.59       $9.23 (1)
         AUV at End of Period                          $7.33       $9.59
         Number of Accumulation Units
            Outstanding at End of Period              11,011           0

     ALLIANCE PREMIER GROWTH
         AUV at Beginning of Period                    $9.55       $9.04 (1)
         AUV at End of Period                          $6.50       $9.55
         Number of Accumulation Units
            Outstanding at End of Period              18,700         321

     FIDELITY II CONTRAFUND
         AUV at Beginning of Period                    $9.70       $9.37 (1)
         AUV at End of Period                          $8.63       $9.70
         Number of Accumulation Units
            Outstanding at End of Period              10,193           0

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.58       $9.11 (1)
         AUV at End of Period                          $7.81       $9.58
         Number of Accumulation Units
            Outstanding at End of Period              70,102           0

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                    $9.26       $8.81 (1)
         AUV at End of Period                          $6.35       $9.26
         Number of Accumulation Units
            Outstanding at End of Period              69,148           0



                                       A1

                                                       2002         2001
                                                       ----         ----
     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $18.06      $17.00 (1)
         AUV at End of Period                         $14.74      $18.06
         Number of Accumulation Units
            Outstanding at End of Period             259,141     252,946

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                   $10.00 (3)
         AUV at End of Period                         $10.00
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.85       $8.59 (1)
         AUV at End of Period                          $7.02       $8.85
         Number of Accumulation Units
            Outstanding at End of Period             315,171     295,864

     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.21
         Number of Accumulation Units
            Outstanding at End of Period               4,278

     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $7.83
         Number of Accumulation Units
            Outstanding at End of Period              14,675

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $9.15
         Number of Accumulation Units
            Outstanding at End of Period               1,313

     ING LIQUID ASSET
         AUV at Beginning of Period                   $15.36      $15.35 (1)
         AUV at End of Period                         $15.33      $15.36
         Number of Accumulation Units
            Outstanding at End of Period           2,297,033   2,858,557

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                    $8.90       $8.29 (1)
         AUV at End of Period                          $6.12       $8.90
         Number of Accumulation Units
            Outstanding at End of Period               9,203           0

     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.30
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING MFS RESEARCH
         AUV at Beginning of Period                   $20.13      $19.26 (1)
         AUV at End of Period                         $14.88      $20.13
         Number of Accumulation Units
            Outstanding at End of Period             838,521   1,029,431

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $20.25      $19.80 (1)
         AUV at End of Period                         $18.91      $20.25
         Number of Accumulation Units
            Outstanding at End of Period             859,682     856,471

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $11.68      $11.96 (1)
         AUV at End of Period                         $12.49      $11.68
         Number of Accumulation Units
            Outstanding at End of Period             689,475     227,627



                                       A2

                                                       2002         2001
                                                       ----         ----
     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.29
         Number of Accumulation Units
            Outstanding at End of Period               4,117

     ING VP CONVERTIBLE
         AUV at Beginning of Period                   $10.49      $10.39 (1)
         AUV at End of Period                          $9.61      $10.49
         Number of Accumulation Units
            Outstanding at End of Period               1,418           0

     ING VP INDEX LARGECAP
         AUV at Beginning of Period                    $9.37       $9.08 (1)
         AUV at End of Period                          $7.21       $9.37
         Number of Accumulation Units
            Outstanding at End of Period              12,558           0

     ING VP INDEX MIDCAP
         AUV at Beginning of Period                    $9.88       $9.14 (1)
         AUV at End of Period                          $8.53       $9.88
         Number of Accumulation Units
            Outstanding at End of Period              13,930           0

     ING VP INDEX SMALLCAP
         AUV at Beginning of Period                   $10.08       $9.15 (1)
         AUV at End of Period                          $8.59      $10.08
         Number of Accumulation Units
            Outstanding at End of Period              24,464           0

     ING VP Large Co Value
         AUV at Beginning of Period                   $10.41       $9.94 (1)
         AUV at End of Period                          $7.95      $10.41
         Number of Accumulation Units
            Outstanding at End of Period               6,796           0

     ING VP LARGECAP GROWTH
         AUV at Beginning of Period                    $9.59       $9.31 (1)
         AUV at End of Period                          $6.15       $9.59
         Number of Accumulation Units
            Outstanding at End of Period               4,325           0

     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.34       $9.03 (1)
         AUV at End of Period                          $7.08       $9.34
         Number of Accumulation Units
            Outstanding at End of Period              17,210       4,692

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                    $9.01       $8.77 (1)
         AUV at End of Period                          $6.55       $9.01
         Number of Accumulation Units
            Outstanding at End of Period               1,313           0

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $7.00       $6.82 (1)
         AUV at End of Period                          $5.18       $7.00
         Number of Accumulation Units
            Outstanding at End of Period             116,509     135,472

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                   $10.26      $10.26 (1)
         AUV at End of Period                          $7.63      $10.26
         Number of Accumulation Units
            Outstanding at End of Period              35,810       3,133

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                    10.00 (2)
         AUV at End of Period                           8.43
         Number of Accumulation Units
            Outstanding at End of Period               1,464



                                       A3

                                                       2002         2001
                                                       ----         ----
      INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $9.36       $8.88 (1)
         AUV at End of Period                          $7.83       $9.36
         Number of Accumulation Units
            Outstanding at End of Period              44,675       8,703

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $8.10       $8.10 (1)
         AUV at End of Period                          $6.35       $8.10
         Number of Accumulation Units
            Outstanding at End of Period              18,052         960

     JANUS WORLDWIDE GROWTH
         AUV at Beginning of Period                    $9.36       $8.88 (1)
         AUV at End of Period                           6.84        9.36
         Number of Accumulation Units
            Outstanding at End of Period               3,937           0

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $6.27       $5.91 (1)
         AUV at End of Period                          $4.25       $6.27
         Number of Accumulation Units
            Outstanding at End of Period             222,330     244,934

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                   $10.03       $9.89 (1)
         AUV at End of Period                          $9.75      $10.03
         Number of Accumulation Units
            Outstanding at End of Period             657,118     673,993

     PIONEER FUND VCT
         AUV at Beginning of Period                    $9.38       $9.02 (1)
         AUV at End of Period                          $7.45       $9.38
         Number of Accumulation Units
            Outstanding at End of Period              62,576       4,756

     PIONEER SMALL CO VCT
         AUV at Beginning of Period                    $9.58       $8.79 (1)
         AUV at End of Period                          $7.81       $9.58
         Number of Accumulation Units
            Outstanding at End of Period              13,596         536

     PUTNAM GROWTH & INCOME
         AUV at Beginning of Period                    $9.29       $8.92 (1)
         AUV at End of Period                          $7.40       $9.29
         Number of Accumulation Units
            Outstanding at End of Period                 614           0

     PUTNAM INTERNATIONAL GROWTH & INCOME
         AUV at Beginning of Period                    $9.46       $9.20 (1)
         AUV at End of Period                          $8.03       $9.46
         Number of Accumulation Units
            Outstanding at End of Period               7,080           0

     PUTNAM VOYAGER FUND
         AUV at Beginning of Period                    $8.75       $8.08 (1)
         AUV at End of Period                          $6.06       $8.75
         Number of Accumulation Units
            Outstanding at End of Period               5,243           0

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $5.40       $5.26 (1)
         AUV at End of Period                          $4.10       $5.40
         Number of Accumulation Units
            Outstanding at End of Period              46,747      42,844

     UBS TACTICAL ALLOCATION
         AUV at Beginning of Period                    $9.39       $9.03 (1)
         AUV at End of Period                          $7.12       $9.39
         Number of Accumulation Units
            Outstanding at End of Period               4,476         536

     FOOTNOTES
     (1)  Fund First Available during November 2001
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during December 2002



                                       A4

                                                       2002         2001
                                                       ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80 %

      AIM VI DENT DEMOGRAPHIC
         AUV at Beginning of Period                   $10.98      $10.30 (1)
         AUV at End of Period                          $7.31      $10.98
         Number of Accumulation Units
            Outstanding at End of Period             144,580       7,111

     AIM VI GROWTH SERIES
         AUV at Beginning of Period                   $10.33       $9.99 (1)
         AUV at End of Period                          $6.98      $10.33
         Number of Accumulation Units
            Outstanding at End of Period               6,966           0

     ALLIANCE BERNSTEIN VALUE
         AUV at Beginning of Period                   $10.00       $9.56 (1)
         AUV at End of Period                          $8.55      $10.00
         Number of Accumulation Units
            Outstanding at End of Period               8,585           0

     ALLIANCE GROWTH & INCOME
         AUV at Beginning of Period                    $9.58       $9.22 (1)
         AUV at End of Period                          $7.31       $9.58
         Number of Accumulation Units
            Outstanding at End of Period               5,073           0

     ALLIANCE PREMIER GROWTH
         AUV at Beginning of Period                    $9.54       $9.03 (1)
         AUV at End of Period                          $6.48       $9.54
         Number of Accumulation Units
            Outstanding at End of Period               4,096           0

     FIDELITY II CONTRAFUND
         AUV at Beginning of Period                    $9.69       $9.36 (1)
         AUV at End of Period                          $8.60       $9.69
         Number of Accumulation Units
            Outstanding at End of Period               8,870           0

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.57       $9.10 (1)
         AUV at End of Period                          $7.79       $9.57
         Number of Accumulation Units
            Outstanding at End of Period             178,752           0

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                    $9.25       $8.80 (1)
         AUV at End of Period                          $6.33       $9.25
         Number of Accumulation Units
            Outstanding at End of Period             244,586         652

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $17.80      $16.77 (1)
         AUV at End of Period                         $14.50      $17.80
         Number of Accumulation Units
            Outstanding at End of Period             923,702     706,803

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                   $10.00 (3)
         AUV at End of Period                         $10.00
         Number of Accumulation Units
            Outstanding at End of Period               1,187

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.83       $8.58 (1)
         AUV at End of Period                          $6.99       $8.83
         Number of Accumulation Units
            Outstanding at End of Period           2,513,591   1,282,147



                                       A5

                                                       2002         2001
                                                       ----         ----
     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.20
         Number of Accumulation Units
            Outstanding at End of Period              51,442

     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $7.82
         Number of Accumulation Units
            Outstanding at End of Period              95,249

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $9.14
         Number of Accumulation Units
            Outstanding at End of Period                 106

     ING LIQUID ASSET
         AUV at Beginning of Period                   $14.96      $14.96 (1)
         AUV at End of Period                         $14.91      $14.96
         Number of Accumulation Units
            Outstanding at End of Period          10,613,768   9,752,616

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                    $8.89       $8.29 (1)
         AUV at End of Period                          $6.10       $8.89
         Number of Accumulation Units
            Outstanding at End of Period               1,496           0

     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.29
         Number of Accumulation Units
            Outstanding at End of Period                 110

     ING MFS RESEARCH
         AUV at Beginning of Period                   $19.84      $18.98 (1)
         AUV at End of Period                         $14.64      $19.84
         Number of Accumulation Units
            Outstanding at End of Period           2,132,959   1,666,295

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $19.96      $19.51 (1)
         AUV at End of Period                         $18.60      $19.96
         Number of Accumulation Units
            Outstanding at End of Period           3,921,172   2,673,135

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $11.51      $11.78 (1)
         AUV at End of Period                         $12.29      $11.51
         Number of Accumulation Units
            Outstanding at End of Period           3,457,226     958,057

     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.28
         Number of Accumulation Units
            Outstanding at End of Period               1,649

     ING VP CONVERTIBLE
         AUV at Beginning of Period                   $10.48      $10.38 (1)
         AUV at End of Period                          $9.58      $10.48
         Number of Accumulation Units
            Outstanding at End of Period                 571           0

     ING VP INDEX LARGECAP
         AUV at Beginning of Period                    $9.36       $9.08 (1)
         AUV at End of Period                          $7.19       $9.36
         Number of Accumulation Units
            Outstanding at End of Period               6,180           0

     ING VP INDEX MIDCAP
         AUV at Beginning of Period                    $9.87       $9.14 (1)
         AUV at End of Period                          $8.51       $9.87
         Number of Accumulation Units
            Outstanding at End of Period               7,367           0



                                       A6

                                                       2002         2001
                                                       ----         ----
     ING VP INDEX SMALLCAP
         AUV at Beginning of Period                   $10.07       $9.15 (1)
         AUV at End of Period                          $8.57      $10.07
         Number of Accumulation Units
            Outstanding at End of Period               3,623           0

     ING VP Large Co Value
         AUV at Beginning of Period                   $10.40       $9.94 (1)
         AUV at End of Period                          $7.93      $10.40
         Number of Accumulation Units
            Outstanding at End of Period                 889           0

     ING VP LARGECAP GROWTH
         AUV at Beginning of Period                    $9.58       $9.31 (1)
         AUV at End of Period                          $6.13       $9.58
         Number of Accumulation Units
            Outstanding at End of Period                 148           0

     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.33       $9.02 (1)
         AUV at End of Period                          $7.05       $9.33
         Number of Accumulation Units
            Outstanding at End of Period             190,987     102,246

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                    $9.00       $8.76 (1)
         AUV at End of Period                          $6.53       $9.00
         Number of Accumulation Units
            Outstanding at End of Period               1,589           0

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $6.98       $6.80 (1)
         AUV at End of Period                          $5.15       $6.98
         Number of Accumulation Units
            Outstanding at End of Period             598,428     468,772

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                   $10.25      $10.26 (1)
         AUV at End of Period                          $7.61      $10.25
         Number of Accumulation Units
            Outstanding at End of Period             375,102      25,836

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.42
         Number of Accumulation Units
            Outstanding at End of Period              54,250

      INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $9.35       $8.88 (1)
         AUV at End of Period                          $7.81       $9.35
         Number of Accumulation Units
            Outstanding at End of Period             284,060      18,560

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $8.09       $8.10 (1)
         AUV at End of Period                          $6.33       $8.09
         Number of Accumulation Units
            Outstanding at End of Period             167,758      16,134

     JANUS WORLDWIDE GROWTH
         AUV at Beginning of Period                    $9.35       $8.87 (1)
         AUV at End of Period                          $6.82       $9.35
         Number of Accumulation Units
            Outstanding at End of Period               2,894         661

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $6.25       $5.89 (1)
         AUV at End of Period                          $4.23       $6.25
         Number of Accumulation Units
            Outstanding at End of Period             934,116   1,102,268



                                       A7

                                                       2002         2001
                                                       ----         ----
     PIONEER FUND VCT
         AUV at Beginning of Period                    $9.37       $9.02 (1)
         AUV at End of Period                          $7.43       $9.37
         Number of Accumulation Units
            Outstanding at End of Period             229,508      22,142

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.95       $9.82 (1)
         AUV at End of Period                          $9.66       $9.95
         Number of Accumulation Units
            Outstanding at End of Period           3,639,546   1,847,566

     PIONEER SMALL CO VCT
         AUV at Beginning of Period                    $9.57       $8.79 (1)
         AUV at End of Period                          $7.79       $9.57
         Number of Accumulation Units
            Outstanding at End of Period              11,750         655

     PUTNAM GROWTH & INCOME
         AUV at Beginning of Period                    $9.27       $8.91 (1)
         AUV at End of Period                          $7.38       $9.27
         Number of Accumulation Units
            Outstanding at End of Period               3,519           0

     PUTNAM INTERNATIONAL GROWTH & INCOME
         AUV at Beginning of Period                    $9.45       $9.19 (1)
         AUV at End of Period                          $8.00       $9.45
         Number of Accumulation Units
            Outstanding at End of Period                 743           0

     PUTNAM VOYAGER FUND
         AUV at Beginning of Period                    $8.74       $8.07 (1)
         AUV at End of Period                          $6.04       $8.74
         Number of Accumulation Units
            Outstanding at End of Period               2,365         686

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $5.38       $5.25 (1)
         AUV at End of Period                          $4.08       $5.38
         Number of Accumulation Units
            Outstanding at End of Period             360,089     212,147

     UBS TACTICAL ALLOCATION
         AUV at Beginning of Period                    $9.38       $9.02 (1)
         AUV at End of Period                          $7.10       $9.38
         Number of Accumulation Units
            Outstanding at End of Period                   0           0

     FOOTNOTES
     (1)  Fund First Available during November 2001
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during December 2002

                                                       2002         2001
                                                       ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95 %

      AIM VI DENT DEMOGRAPHIC
         AUV at Beginning of Period                   $10.98      $10.30 (1)
         AUV at End of Period                          $7.29      $10.98
         Number of Accumulation Units
            Outstanding at End of Period               2,381           0

     AIM VI GROWTH SERIES
         AUV at Beginning of Period                   $10.32       $9.99 (1)
         AUV at End of Period                          $6.97      $10.32
         Number of Accumulation Units
            Outstanding at End of Period                 985           0

     ALLIANCE BERNSTEIN VALUE
         AUV at Beginning of Period                   $10.00       $9.56 (1)
         AUV at End of Period                          $8.53      $10.00
         Number of Accumulation Units
            Outstanding at End of Period               5,499           0



                                       A8

                                                       2002         2001
                                                       ----         ----

     ALLIANCE GROWTH & INCOME
         AUV at Beginning of Period                    $9.57       $9.22 (1)
         AUV at End of Period                          $7.29       $9.57
         Number of Accumulation Units
            Outstanding at End of Period               2,049           0

     ALLIANCE PREMIER GROWTH
         AUV at Beginning of Period                    $9.54       $9.03 (1)
         AUV at End of Period                          $6.47       $9.54
         Number of Accumulation Units
            Outstanding at End of Period                 242           0

     FIDELITY II CONTRAFUND
         AUV at Beginning of Period                    $9.68       $9.36 (1)
         AUV at End of Period                          $8.58       $9.68
         Number of Accumulation Units
            Outstanding at End of Period              19,392           0

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.57       $9.10 (1)
         AUV at End of Period                          $7.77       $9.57
         Number of Accumulation Units
            Outstanding at End of Period               9,459           0

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                    $9.25       $8.80 (1)
         AUV at End of Period                          $6.32       $9.25
         Number of Accumulation Units
            Outstanding at End of Period               7,613           0

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $17.61      $16.59 (1)
         AUV at End of Period                         $14.32      $17.61
         Number of Accumulation Units
            Outstanding at End of Period               5,517           0

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                   $10.00 (3)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.81       $8.56 (1)
         AUV at End of Period                          $6.96       $8.81
         Number of Accumulation Units
            Outstanding at End of Period               5,288           0

     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.19
         Number of Accumulation Units
            Outstanding at End of Period                 467
     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $7.82
         Number of Accumulation Units
            Outstanding at End of Period               2,108

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $9.13
         Number of Accumulation Units
            Outstanding at End of Period                 279

     ING LIQUID ASSET
         AUV at Beginning of Period                   $14.72      $14.72 (1)
         AUV at End of Period                         $14.64      $14.72
         Number of Accumulation Units
            Outstanding at End of Period              19,321          92

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                    $8.89       $8.29 (1)
         AUV at End of Period                          $6.08       $8.89
         Number of Accumulation Units
            Outstanding at End of Period               6,820           0



                                       A9

                                                       2002         2001
                                                       ----         ----
     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.28
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING MFS RESEARCH
         AUV at Beginning of Period                   $19.62      $18.78 (1)
         AUV at End of Period                         $14.45      $19.62
         Number of Accumulation Units
            Outstanding at End of Period               1,028          23

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $19.74      $19.30 (1)
         AUV at End of Period                         $18.37      $19.74
         Number of Accumulation Units
            Outstanding at End of Period              19,957         470

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $11.39      $11.66 (1)
         AUV at End of Period                         $12.13      $11.39
         Number of Accumulation Units
            Outstanding at End of Period              32,108           0

     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.27
         Number of Accumulation Units
            Outstanding at End of Period               4,189

     ING VP CONVERTIBLE
         AUV at Beginning of Period                   $10.47      $10.38 (1)
         AUV at End of Period                          $9.56      $10.47
         Number of Accumulation Units
            Outstanding at End of Period               2,963           0

     ING VP INDEX LARGECAP
         AUV at Beginning of Period                    $9.35       $9.07 (1)
         AUV at End of Period                          $7.18       $9.35
         Number of Accumulation Units
            Outstanding at End of Period               3,964           0

     ING VP INDEX MIDCAP
         AUV at Beginning of Period                    $9.86       $9.13 (1)
         AUV at End of Period                          $8.49       $9.86
         Number of Accumulation Units
            Outstanding at End of Period              19,361           0

     ING VP INDEX SMALLCAP
         AUV at Beginning of Period                   $10.06       $9.14 (1)
         AUV at End of Period                          $8.55      $10.06
         Number of Accumulation Units
            Outstanding at End of Period               3,254           0

     ING VP LARGE COMPANY VALUE
         AUV at Beginning of Period                   $10.40       $9.93 (1)
         AUV at End of Period                           7.91       10.40
         Number of Accumulation Units
            Outstanding at End of Period               2,896           0

     ING VP LARGECAP GROWTH
         AUV at Beginning of Period                    $9.57       $9.30 (1)
         AUV at End of Period                          $6.12       $9.57
         Number of Accumulation Units
            Outstanding at End of Period                   0           0

     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.32       $9.01 (1)
         AUV at End of Period                          $7.04       $9.32
         Number of Accumulation Units
            Outstanding at End of Period                   0           0

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                    $9.00       $8.76 (1)
         AUV at End of Period                          $6.52       $9.00
         Number of Accumulation Units
            Outstanding at End of Period               2,347           0



                                      A10

                                                       2002         2001
                                                       ----         ----
     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $6.96       $6.78 (1)
         AUV at End of Period                          $5.13       $6.96
         Number of Accumulation Units
            Outstanding at End of Period               1,003           0

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                   $10.25      $10.25 (1)
         AUV at End of Period                          $7.59      $10.25
         Number of Accumulation Units
            Outstanding at End of Period               2,088           0

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.41
         Number of Accumulation Units
            Outstanding at End of Period                 758

      INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $9.34       $8.87 (1)
         AUV at End of Period                          $7.79       $9.34
         Number of Accumulation Units
            Outstanding at End of Period                 667           0

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $8.09       $8.09 (1)
         AUV at End of Period                          $6.32       $8.09
         Number of Accumulation Units
            Outstanding at End of Period               2,188           0

     JANUS WORLDWIDE GROWTH
         AUV at Beginning of Period                    $9.34       $8.87 (1)
         AUV at End of Period                          $6.81       $9.34
         Number of Accumulation Units
            Outstanding at End of Period               5,872           0

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $6.24       $5.87 (1)
         AUV at End of Period                          $4.21       $6.24
         Number of Accumulation Units
            Outstanding at End of Period               5,385           0

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.90       $9.77 (1)
         AUV at End of Period                          $9.59       $9.90
         Number of Accumulation Units
            Outstanding at End of Period               4,447           0

     PIONEER FUND VCT
         AUV at Beginning of Period                    $9.36       $9.01 (1)
         AUV at End of Period                          $7.41       $9.36
         Number of Accumulation Units
            Outstanding at End of Period               6,687           0

     PIONEER SMALL CO VCT
         AUV at Beginning of Period                    $9.57       $8.78 (1)
         AUV at End of Period                          $7.77       $9.57
         Number of Accumulation Units
            Outstanding at End of Period              16,355           0

     PUTNAM GROWTH & INCOME
         AUV at Beginning of Period                    $9.26       $8.90 (1)
         AUV at End of Period                          $7.36       $9.26
         Number of Accumulation Units
            Outstanding at End of Period               1,355           0

     PUTNAM INTERNATIONAL GROWTH & INCOME
         AUV at Beginning of Period                    $9.44       $9.19 (1)
         AUV at End of Period                          $7.98       $9.44
         Number of Accumulation Units
            Outstanding at End of Period               4,604           0



                                      A11

                                                       2002         2001
                                                       ----         ----
     PUTNAM VOYAGER FUND
         AUV at Beginning of Period                    $8.73       $8.07 (1)
         AUV at End of Period                          $6.03       $8.73
         Number of Accumulation Units
            Outstanding at End of Period               3,579           0

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $5.37       $5.24 (1)
         AUV at End of Period                          $4.06       $5.37
         Number of Accumulation Units
            Outstanding at End of Period               3,559           0

     UBS TACTICAL ALLOCATION
         AUV at Beginning of Period                    $9.38       $9.02 (1)
         AUV at End of Period                          $7.08       $9.38
         Number of Accumulation Units
            Outstanding at End of Period               9,384           0

     FOOTNOTES
     (1)  Fund First Available during November 2001
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during December 2002


                                                       2002         2001
                                                       ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.20 %

      AIM VI DENT DEMOGRAPHIC
         AUV at Beginning of Period                   $10.97      $10.30 (1)
         AUV at End of Period                          $7.27      $10.97
         Number of Accumulation Units
            Outstanding at End of Period               9,033           0

     AIM VI GROWTH SERIES
         AUV at Beginning of Period                   $10.32       $9.99 (1)
         AUV at End of Period                          $6.95      $10.32
         Number of Accumulation Units
            Outstanding at End of Period               9,991           0

     ALLIANCE BERNSTEIN VALUE
         AUV at Beginning of Period                    $9.99       $9.55 (1)
         AUV at End of Period                          $8.50       $9.99
         Number of Accumulation Units
            Outstanding at End of Period              12,253         669

     ALLIANCE GROWTH & INCOME
         AUV at Beginning of Period                    $9.56       $9.21 (1)
         AUV at End of Period                          $7.27       $9.56
         Number of Accumulation Units
            Outstanding at End of Period               7,581           0

     ALLIANCE PREMIER GROWTH
         AUV at Beginning of Period                    $9.53       $9.02 (1)
         AUV at End of Period                          $6.44       $9.53
         Number of Accumulation Units
            Outstanding at End of Period              10,348         773

     FIDELITY II CONTRAFUND
         AUV at Beginning of Period                    $9.67       $9.35 (1)
         AUV at End of Period                          $8.55       $9.67
         Number of Accumulation Units
            Outstanding at End of Period               5,170           0

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.55       $9.09 (1)
         AUV at End of Period                          $7.74       $9.55
         Number of Accumulation Units
            Outstanding at End of Period              15,528         681



                                      A12

                                                       2002         2001
                                                       ----         ----
     FIDELITY VIP GROWTH
         AUV at Beginning of Period                    $9.24       $8.79 (1)
         AUV at End of Period                          $6.30       $9.24
         Number of Accumulation Units
            Outstanding at End of Period              14,612           0

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $17.31      $16.32 (1)
         AUV at End of Period                         $14.05      $17.31
         Number of Accumulation Units
            Outstanding at End of Period               2,513           0

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                   $10.00 (3)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period               3,233

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.78       $8.54 (1)
         AUV at End of Period                          $6.92       $8.78
         Number of Accumulation Units
            Outstanding at End of Period               4,648           0

     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.18
         Number of Accumulation Units
            Outstanding at End of Period                  71
     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $7.80
         Number of Accumulation Units
            Outstanding at End of Period                 277

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $9.11
         Number of Accumulation Units
            Outstanding at End of Period                 525

     ING LIQUID ASSET
         AUV at Beginning of Period                   $14.26      $14.26 (1)
         AUV at End of Period                         $14.15      $14.26
         Number of Accumulation Units
            Outstanding at End of Period             948,017      47,932

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                    $8.88       $8.28 (1)
         AUV at End of Period                          $6.06       $8.88
         Number of Accumulation Units
            Outstanding at End of Period               7,427           0

     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.27
         Number of Accumulation Units
            Outstanding at End of Period                 596

     ING MFS RESEARCH
         AUV at Beginning of Period                   $19.27      $18.45 (1)
         AUV at End of Period                         $14.16      $19.27
         Number of Accumulation Units
            Outstanding at End of Period               3,982           0

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $19.39      $18.97 (1)
         AUV at End of Period                         $18.00      $19.39
         Number of Accumulation Units
            Outstanding at End of Period              19,793         335

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $11.19      $11.46 (1)
         AUV at End of Period                         $11.89      $11.19
         Number of Accumulation Units
            Outstanding at End of Period              41,826           0



                                      A13

                                                       2002         2001
                                                       ----         ----
     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.25
         Number of Accumulation Units
            Outstanding at End of Period               1,515

     ING VP CONVERTIBLE
         AUV at Beginning of Period                   $10.46      $10.37 (1)
         AUV at End of Period                          $9.52      $10.46
         Number of Accumulation Units
            Outstanding at End of Period               3,126         246

     ING VP INDEX LARGECAP
         AUV at Beginning of Period                    $9.34       $9.06 (1)
         AUV at End of Period                          $7.15       $9.34
         Number of Accumulation Units
            Outstanding at End of Period              10,196           0

     ING VP INDEX MIDCAP
         AUV at Beginning of Period                    $9.85       $9.13 (1)
         AUV at End of Period                          $8.46       $9.85
         Number of Accumulation Units
            Outstanding at End of Period              11,178           0

     ING VP INDEX SMALLCAP
         AUV at Beginning of Period                   $10.05       $9.14 (1)
         AUV at End of Period                          $8.52      $10.05
         Number of Accumulation Units
            Outstanding at End of Period               5,086           0

     ING VP LARGE COMPANY VALUE
         AUV at Beginning of Period                   $10.38       $9.92 (1)
         AUV at End of Period                          $7.88      $10.38
         Number of Accumulation Units
            Outstanding at End of Period               3,928           0

     ING VP LARGECAP GROWTH
         AUV at Beginning of Period                    $9.56       $9.29 (1)
         AUV at End of Period                          $6.10       $9.56
         Number of Accumulation Units
            Outstanding at End of Period               4,073           0

     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.30       $9.00 (1)
         AUV at End of Period                          $7.01       $9.30
         Number of Accumulation Units
            Outstanding at End of Period               1,471           0

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                    $8.99       $8.75 (1)
         AUV at End of Period                          $6.49       $8.99
         Number of Accumulation Units
            Outstanding at End of Period              17,732           0

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $6.93       $6.76 (1)
         AUV at End of Period                          $5.10       $6.93
         Number of Accumulation Units
            Outstanding at End of Period               5,942           0

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                   $10.23      $10.25 (1)
         AUV at End of Period                          $7.56      $10.23
         Number of Accumulation Units
            Outstanding at End of Period               4,099         252

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.39
         Number of Accumulation Units
            Outstanding at End of Period                   0



                                      A14

                                                       2002         2001
                                                       ----         ----
     INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $9.33       $8.86 (1)
         AUV at End of Period                          $7.77       $9.33
         Number of Accumulation Units
            Outstanding at End of Period                 787         277

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $8.08       $8.09 (1)
         AUV at End of Period                          $6.29       $8.08
         Number of Accumulation Units
            Outstanding at End of Period                 524           0

     JANUS WORLDWIDE GROWTH
         AUV at Beginning of Period                    $9.33       $8.86 (1)
         AUV at End of Period                          $6.78       $9.33
         Number of Accumulation Units
            Outstanding at End of Period               7,229         281

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $6.21       $5.85 (1)
         AUV at End of Period                          $4.18       $6.21
         Number of Accumulation Units
            Outstanding at End of Period               2,116       1,081

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.81       $9.69 (1)
         AUV at End of Period                          $9.48       $9.81
         Number of Accumulation Units
            Outstanding at End of Period              16,989         263

     PIONEER FUND VCT
         AUV at Beginning of Period                    $9.35       $9.00 (1)
         AUV at End of Period                          $7.38       $9.35
         Number of Accumulation Units
            Outstanding at End of Period               4,168           0

     PIONEER SMALL CO VCT
         AUV at Beginning of Period                    $9.56       $8.77 (1)
         AUV at End of Period                          $7.74       $9.56
         Number of Accumulation Units
            Outstanding at End of Period               8,318       4,125

     PUTNAM GROWTH & INCOME
         AUV at Beginning of Period                    $9.25       $8.89 (1)
         AUV at End of Period                          $7.33       $9.25
         Number of Accumulation Units
            Outstanding at End of Period               8,058       5,022

     PUTNAM INTERNATIONAL GROWTH & INCOME
         AUV at Beginning of Period                    $9.43       $9.18 (1)
         AUV at End of Period                          $7.95       $9.43
         Number of Accumulation Units
            Outstanding at End of Period               6,043           0

     PUTNAM VOYAGER FUND
         AUV at Beginning of Period                    $8.72       $8.06 (1)
         AUV at End of Period                          $6.01       $8.72
         Number of Accumulation Units
            Outstanding at End of Period               8,449           0

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $5.35       $5.22 (1)
         AUV at End of Period                          $4.04       $5.35
         Number of Accumulation Units
            Outstanding at End of Period               1,183           0

     UBS TACTICAL ALLOCATION
         AUV at Beginning of Period                    $9.37       $9.01 (1)
         AUV at End of Period                          $7.06       $9.37
         Number of Accumulation Units
            Outstanding at End of Period               6,768         713

     FOOTNOTES
     (1)  Fund First Available during November 2001
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during December 2002



                                      A15

                                                       2002         2001
                                                       ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.40 %

      AIM VI DENT DEMOGRAPHIC
         AUV at Beginning of Period                   $10.97      $10.30 (1)
         AUV at End of Period                          $7.25      $10.97
         Number of Accumulation Units
            Outstanding at End of Period               2,134           0

     AIM VI GROWTH SERIES
         AUV at Beginning of Period                   $10.31       $9.99 (1)
         AUV at End of Period                          $6.93      $10.31
         Number of Accumulation Units
            Outstanding at End of Period               3,409           0

     ALLIANCE BERNSTEIN VALUE
         AUV at Beginning of Period                    $9.98       $9.55 (1)
         AUV at End of Period                          $8.48       $9.98
         Number of Accumulation Units
            Outstanding at End of Period               6,907       4,856

     ALLIANCE GROWTH & INCOME
         AUV at Beginning of Period                    $9.55       $9.21 (1)
         AUV at End of Period                          $7.25       $9.55
         Number of Accumulation Units
            Outstanding at End of Period              11,489           0

     ALLIANCE PREMIER GROWTH
         AUV at Beginning of Period                    $9.52       $9.01 (1)
         AUV at End of Period                          $6.43       $9.52
         Number of Accumulation Units
            Outstanding at End of Period              10,463       5,078

     FIDELITY II CONTRAFUND
         AUV at Beginning of Period                    $9.66       $9.35 (1)
         AUV at End of Period                          $8.52       $9.66
         Number of Accumulation Units
            Outstanding at End of Period              11,636           0

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.54       $9.08 (1)
         AUV at End of Period                          $7.72       $9.54
         Number of Accumulation Units
            Outstanding at End of Period              10,722           0

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                    $9.23       $8.79 (1)
         AUV at End of Period                          $6.28       $9.23
         Number of Accumulation Units
            Outstanding at End of Period               8,817           0

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $17.07      $16.09 (1)
         AUV at End of Period                         $13.82      $17.07
         Number of Accumulation Units
            Outstanding at End of Period               1,441           0

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                   $10.00 (3)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.76       $8.52 (1)
         AUV at End of Period                          $6.89       $8.76
         Number of Accumulation Units
            Outstanding at End of Period               7,684           0

     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.17
         Number of Accumulation Units
            Outstanding at End of Period                 588



                                      A16

                                                       2002         2001
                                                       ----         ----
     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $7.79
         Number of Accumulation Units
            Outstanding at End of Period               1,940

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $9.10
         Number of Accumulation Units
            Outstanding at End of Period                 500

     ING LIQUID ASSET
         AUV at Beginning of Period                   $13.89      $13.90 (1)
         AUV at End of Period                         $13.75      $13.89
         Number of Accumulation Units
            Outstanding at End of Period              44,328      16,519

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                    $8.87       $8.27 (1)
         AUV at End of Period                          $6.04       $8.87
         Number of Accumulation Units
            Outstanding at End of Period                 949           0

     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.26
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING MFS RESEARCH
         AUV at Beginning of Period                   $18.99      $18.19 (1)
         AUV at End of Period                         $13.93      $18.99
         Number of Accumulation Units
            Outstanding at End of Period                 744           0

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $19.11      $18.70 (1)
         AUV at End of Period                         $17.70      $19.11
         Number of Accumulation Units
            Outstanding at End of Period               7,435         529

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $11.02      $11.29 (1)
         AUV at End of Period                         $11.69      $11.02
         Number of Accumulation Units
            Outstanding at End of Period              33,655           0

     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.24
         Number of Accumulation Units
            Outstanding at End of Period               2,192

     ING VP CONVERTIBLE
         AUV at Beginning of Period                   $10.45      $10.37 (1)
         AUV at End of Period                          $9.50      $10.45
         Number of Accumulation Units
            Outstanding at End of Period               5,398           0

     ING VP INDEX LARGECAP
         AUV at Beginning of Period                    $9.33       $9.06 (1)
         AUV at End of Period                          $7.13       $9.33
         Number of Accumulation Units
            Outstanding at End of Period               8,441           0

     ING VP INDEX MIDCAP
         AUV at Beginning of Period                    $9.84       $9.12 (1)
         AUV at End of Period                          $8.43       $9.84
         Number of Accumulation Units
            Outstanding at End of Period              10,167           0

     ING VP INDEX SMALLCAP
         AUV at Beginning of Period                   $10.04       $9.13 (1)
         AUV at End of Period                          $8.49      $10.04
         Number of Accumulation Units
            Outstanding at End of Period               9,018           0



                                      A17

                                                       2002         2001
                                                       ----         ----
     ING VP LARGE COMPANY VALUE
         AUV at Beginning of Period                   $10.37       $9.92 (1)
         AUV at End of Period                          $7.86      $10.37
         Number of Accumulation Units
            Outstanding at End of Period                  80           0

     ING VP LARGECAP GROWTH
         AUV at Beginning of Period                    $9.55       $9.29 (1)
         AUV at End of Period                          $6.08       $9.55
         Number of Accumulation Units
            Outstanding at End of Period               1,060           0

     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.29       $8.99 (1)
         AUV at End of Period                          $6.98       $9.29
         Number of Accumulation Units
            Outstanding at End of Period                   0           0

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                    $8.98       $8.75 (1)
         AUV at End of Period                          $6.47       $8.98
         Number of Accumulation Units
            Outstanding at End of Period               1,235           0

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $6.91       $6.74 (1)
         AUV at End of Period                          $5.07       $6.91
         Number of Accumulation Units
            Outstanding at End of Period                 820           0

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                   $10.22      $10.24 (1)
         AUV at End of Period                          $7.54      $10.22
         Number of Accumulation Units
            Outstanding at End of Period               4,280           0

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.38
         Number of Accumulation Units
            Outstanding at End of Period                   0

     INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $9.32       $8.86 (1)
         AUV at End of Period                          $7.74       $9.32
         Number of Accumulation Units
            Outstanding at End of Period               3,905           0

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $8.07       $8.08 (1)
         AUV at End of Period                          $6.28       $8.07
         Number of Accumulation Units
            Outstanding at End of Period                 134           0

     JANUS WORLDWIDE GROWTH
         AUV at Beginning of Period                    $9.32       $8.85 (1)
         AUV at End of Period                          $6.76       $9.32
         Number of Accumulation Units
            Outstanding at End of Period              11,631         275

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $6.19       $5.83 (1)
         AUV at End of Period                          $4.16       $6.19
         Number of Accumulation Units
            Outstanding at End of Period               2,970           0

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.73       $9.62 (1)
         AUV at End of Period                          $9.39       $9.73
         Number of Accumulation Units
            Outstanding at End of Period              25,014           0



                                      A18

                                                       2002         2001
                                                       ----         ----
     PIONEER FUND VCT
         AUV at Beginning of Period                    $9.34       $9.00 (1)
         AUV at End of Period                          $7.36       $9.34
         Number of Accumulation Units
            Outstanding at End of Period               2,168           0

     PIONEER SMALL CO VCT
         AUV at Beginning of Period                    $9.55       $8.77 (1)
         AUV at End of Period                          $7.72       $9.55
         Number of Accumulation Units
            Outstanding at End of Period               8,193           0

     PUTNAM GROWTH & INCOME
         AUV at Beginning of Period                    $9.24       $8.88 (1)
         AUV at End of Period                          $7.30       $9.24
         Number of Accumulation Units
            Outstanding at End of Period               1,506           0

     PUTNAM INTERNATIONAL GROWTH & INCOME
         AUV at Beginning of Period                    $9.42       $9.18 (1)
         AUV at End of Period                          $7.93       $9.42
         Number of Accumulation Units
            Outstanding at End of Period               2,281           0

     PUTNAM VOYAGER FUND
         AUV at Beginning of Period                    $8.71       $8.06 (1)
         AUV at End of Period                          $5.99       $8.71
         Number of Accumulation Units
            Outstanding at End of Period              12,435         884

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $5.34       $5.21 (1)
         AUV at End of Period                          $4.02       $5.34
         Number of Accumulation Units
            Outstanding at End of Period                 357           0

     UBS TACTICAL ALLOCATION
         AUV at Beginning of Period                    $9.36       $9.01 (1)
         AUV at End of Period                          $7.04       $9.36
         Number of Accumulation Units
            Outstanding at End of Period              10,344           0

     FOOTNOTES
     (1)  Fund First Available during November 2001
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during December 2002

                                                       2002         2001
                                                       ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.55 %

     AIM VI DENT DEMOGRAPHIC
         AUV at Beginning of Period                   $10.97      $10.30 (1)
         AUV at End of Period                          $7.24      $10.97
         Number of Accumulation Units
            Outstanding at End of Period                 934           0

     AIM VI GROWTH SERIES
         AUV at Beginning of Period                   $10.31       $9.99 (1)
         AUV at End of Period                          $6.92      $10.31
         Number of Accumulation Units
            Outstanding at End of Period                 149           0

     ALLIANCE BERNSTEIN VALUE
         AUV at Beginning of Period                    $9.97       $9.54 (1)
         AUV at End of Period                          $8.46       $9.97
         Number of Accumulation Units
            Outstanding at End of Period               6,158           0



                                      A19

                                                       2002         2001
                                                       ----         ----
     ALLIANCE GROWTH & INCOME
         AUV at Beginning of Period                    $9.54       $9.20 (1)
         AUV at End of Period                          $7.23       $9.54
         Number of Accumulation Units
            Outstanding at End of Period               1,625           0

     ALLIANCE PREMIER GROWTH
         AUV at Beginning of Period                    $9.51       $9.01 (1)
         AUV at End of Period                          $6.41       $9.51
         Number of Accumulation Units
            Outstanding at End of Period               2,733           0

     FIDELITY II CONTRAFUND
         AUV at Beginning of Period                    $9.65       $9.34 (1)
         AUV at End of Period                          $8.50       $9.65
         Number of Accumulation Units
            Outstanding at End of Period               5,478           0

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.54       $9.08 (1)
         AUV at End of Period                          $7.70       $9.54
         Number of Accumulation Units
            Outstanding at End of Period               7,831           0

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                    $9.22       $8.78 (1)
         AUV at End of Period                          $6.26       $9.22
         Number of Accumulation Units
            Outstanding at End of Period               2,814           0

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $16.89      $15.93 (1)
         AUV at End of Period                         $13.65      $16.89
         Number of Accumulation Units
            Outstanding at End of Period                 372           0

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                   $10.00 (3)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.74       $8.50 (1)
         AUV at End of Period                          $6.87       $8.74
         Number of Accumulation Units
            Outstanding at End of Period               2,197           0

     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.16
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $7.78
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $9.09
         Number of Accumulation Units
            Outstanding at End of Period                 526

     ING LIQUID ASSET
         AUV at Beginning of Period                   $13.62      $13.63 (1)
         AUV at End of Period                         $13.46      $13.62
         Number of Accumulation Units
            Outstanding at End of Period              29,721      18,352

                                      A20

                                                       2002         2001
                                                       ----         ----
     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                    $8.86       $8.27 (1)
         AUV at End of Period                          $6.03       $8.86
         Number of Accumulation Units
            Outstanding at End of Period                   0           0

     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.25
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING MFS RESEARCH
         AUV at Beginning of Period                   $18.78      $17.99 (1)
         AUV at End of Period                         $13.75      $18.78
         Number of Accumulation Units
            Outstanding at End of Period               8,243           0

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $18.90      $18.50 (1)
         AUV at End of Period                         $17.48      $18.90
         Number of Accumulation Units
            Outstanding at End of Period              13,606         190

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $10.90      $11.17 (1)
         AUV at End of Period                         $11.55      $10.90
         Number of Accumulation Units
            Outstanding at End of Period              27,834           0

     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.24
         Number of Accumulation Units
            Outstanding at End of Period                   0

     ING VP CONVERTIBLE
         AUV at Beginning of Period                   $10.44      $10.36 (1)
         AUV at End of Period                          $9.48      $10.44
         Number of Accumulation Units
            Outstanding at End of Period                 523           0

     ING VP INDEX LARGECAP
         AUV at Beginning of Period                    $9.33       $9.05 (1)
         AUV at End of Period                          $7.11       $9.33
         Number of Accumulation Units
            Outstanding at End of Period               8,988           0

     ING VP INDEX MIDCAP
         AUV at Beginning of Period                    $9.84       $9.12 (1)
         AUV at End of Period                          $8.41       $9.84
         Number of Accumulation Units
            Outstanding at End of Period              17,384           0

     ING VP INDEX SMALLCAP
         AUV at Beginning of Period                   $10.04       $9.13 (1)
         AUV at End of Period                          $8.47      $10.04
         Number of Accumulation Units
            Outstanding at End of Period               9,050           0

     ING VP LARGE COMPANY VALUE
         AUV at Beginning of Period                   $10.37       $9.91 (1)
         AUV at End of Period                          $7.84      $10.37
         Number of Accumulation Units
            Outstanding at End of Period                 727         172

     ING VP LARGECAP GROWTH
         AUV at Beginning of Period                    $9.54       $9.28 (1)
         AUV at End of Period                          $6.06       $9.54
         Number of Accumulation Units
            Outstanding at End of Period               1,694           0



                                      A21

                                                       2002         2001
                                                       ----         ----
     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.28       $8.98 (1)
         AUV at End of Period                          $6.97       $9.28
         Number of Accumulation Units
            Outstanding at End of Period                   0           0

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                    $8.97       $8.74 (1)
         AUV at End of Period                          $6.46       $8.97
         Number of Accumulation Units
            Outstanding at End of Period              14,687           0

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $6.89       $6.72 (1)
         AUV at End of Period                          $5.05       $6.89
         Number of Accumulation Units
            Outstanding at End of Period               1,409           0

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                   $10.22      $10.23 (1)
         AUV at End of Period                          $7.52      $10.22
         Number of Accumulation Units
            Outstanding at End of Period               2,988         173

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                   $10.00 (2)
         AUV at End of Period                          $8.37
         Number of Accumulation Units
            Outstanding at End of Period                   0

     INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $9.31       $8.85 (1)
         AUV at End of Period                          $7.73       $9.31
         Number of Accumulation Units
            Outstanding at End of Period                 535           0

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $8.06       $8.08 (1)
         AUV at End of Period                          $6.26       $8.06
         Number of Accumulation Units
            Outstanding at End of Period                 418           0

     JANUS WORLDWIDE GROWTH
         AUV at Beginning of Period                    $9.32       $8.85 (1)
         AUV at End of Period                          $6.75       $9.32
         Number of Accumulation Units
            Outstanding at End of Period               3,174           0

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $6.17       $5.82 (1)
         AUV at End of Period                          $4.14       $6.17
         Number of Accumulation Units
            Outstanding at End of Period                 609           0

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.68       $9.57 (1)
         AUV at End of Period                          $9.32       $9.68
         Number of Accumulation Units
            Outstanding at End of Period              10,728           0

     PIONEER FUND VCT
         AUV at Beginning of Period                    $9.33       $8.99 (1)
         AUV at End of Period                          $7.35       $9.33
         Number of Accumulation Units
            Outstanding at End of Period                 858           0

     PIONEER SMALL CO VCT
         AUV at Beginning of Period                    $9.54       $8.76 (1)
         AUV at End of Period                          $7.70       $9.54
         Number of Accumulation Units
            Outstanding at End of Period              24,012         186



                                      A22

                                                       2002         2001
                                                       ----         ----
     PUTNAM GROWTH & INCOME
         AUV at Beginning of Period                    $9.23       $8.87 (1)
         AUV at End of Period                          $7.28       $9.23
         Number of Accumulation Units
            Outstanding at End of Period                 688           0

     PUTNAM INTERNATIONAL GROWTH & INCOME
         AUV at Beginning of Period                    $9.42       $9.17 (1)
         AUV at End of Period                          $7.91       $9.42
         Number of Accumulation Units
            Outstanding at End of Period              16,123           0

     PUTNAM VOYAGER FUND
         AUV at Beginning of Period                    $8.71       $8.05 (1)
         AUV at End of Period                          $5.98       $8.71
         Number of Accumulation Units
            Outstanding at End of Period                 863           0

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $5.33       $5.20 (1)
         AUV at End of Period                          $4.01       $5.33
         Number of Accumulation Units
            Outstanding at End of Period               7,994           0

     UBS TACTICAL ALLOCATION
         AUV at Beginning of Period                    $9.35       $9.00 (1)
         AUV at End of Period                          $7.02       $9.35
         Number of Accumulation Units
            Outstanding at End of Period                 327           0

     FOOTNOTES
     (1)  Fund First Available during November 2001
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during December 2002

--------------------------------------------------------------------------------
 APPENDIX  B
--------------------------------------------------------------------------------


                           THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


        LIST OF FUND NAME CHANGES
        FORMER FUND NAME                      CURRENT FUND NAME
        ------------------------------------- ---------------------------------
        ING JPMorgan Fleming International    ING Julius Baer Foreign Portfolio
          Enhanced EAFE Portfolio


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
----------------------------------------------------------------- ------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO                               Invests all of its assets in shares of the Growth Fund, a
    INVESTMENT ADVISER:  Directed Services, Inc.                  series of American Funds Insurance Series, a registered
    INVESTMENT SUBADVISER: Capital Research and Management        open-end investment company. The Growth Fund seeks to make
    Company                                                       the shareholders' investment grow by investing primarily
                                                                  in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund is
                                                                  designed for investors seeking long term capital
                                                                  appreciation through stocks.

----------------------------------------------------------------- ------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Invests all of its assets in shares of the Growth-Income
    INVESTMENT ADVISER: Directed Services, Inc.                   Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER: Capital Research and Management        registered open-end investment company. The Growth-Income
    Company                                                       Fund seeks to make shareholders' investment grow and to
                                                                  provide shareholders with income over time by investing
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.

----------------------------------------------------------------- ------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Invests all of its assets in shares of the International
    INVESTMENT ADVISER: Directed Services, Inc.                   Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The International
    Company                                                       Fund seeks to make shareholders' investment grow over time by investing primarily in common stocks of companies
                                                                  located outside the United States. The International
                                                                  Fund is designed for investors seeking capital
                                                                  appreciation through stocks.

----------------------------------------------------------------- ------------------------------------------------------------

ING EAGLE ASSET VALUE EQUITY PORTFOLIO                            Seeks capital appreciation. Dividend income is a secondary
    (Service Class) (formerly Value Equity Series)                objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- ------------------------------------------------------------

ING JANUS GROWTH AND INCOME PORTFOLIO                              Seeks long-term capital growth and current income. The
    (Service Class) (formerly Janus Growth and Income Series)      Portfolio normally emphasizes investments in common
    INVESTMENT ADVISER:  Directed Services, Inc.                   stocks. It will normally invest up to 75% of its assets
    INVESTMENT SUBADVISER: Janus Capital Management  LLC           in equity securities selected primarily for their growth
                                                                   potential, and at least 25% of its assets in securities
                                                                   the Portfolio Manager believes have income potential.
                                                                   Because of this investment strategy, the Portfolio is
                                                                   not designed for investors who need consistent income.

----------------------------------------------------------------- ------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO(Service                         A nondiversified Portfolio that seeks total return from
    (formerly ING JPMorgan Fleming International Enhanced EAFE    long-term capital growth and income. Under normal
    Portfolio )                                                   conditions, the Portfolio will invest at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  total assets in a broad portfolio of equity securities of
    INVESTMENT SUBADVISER: Julius Baer Investment                 established foreign companies of various sizes, including
    Management, Inc.                                              foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital
                                                                  International, Europe, Australia and Far East Index (the
                                                                  "EAFE Index").
----------------------------------------------------------------- ------------------------------------------------------------

ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO (Service          A nondiversified Portfolio that seeks capital growth over
    Class) (formerly JP Morgan Fleming                            the long term. Under normal market conditions, the
    Small Cap Equity Series)                                      Portfolio invests at least 80% of its total assets in
    INVESTMENT ADVISER: Directed Services, Inc.                   equity securities of small-cap companies.
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset
      Management (USA) Inc.

----------------------------------------------------------------- ------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO (Service Class)                        Seeks high level of current income consistent with the
    (formerly Liquid Asset Series)                                 preservation of capital and liquidity. The Portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                   Manager strives to maintain a stable $1 per share net
    INVESTMENT SUBADVISER: ING Investment   Management LLC         asset value and its investment strategy focuses on safety
                                                                   of principal, liquidity and yield, in order of
                                                                   importance, to achieve this goal.
----------------------------------------------------------------- ------------------------------------------------------------

ING MFS RESEARCH PORTFOLIO (Service Class)                        Seeks long-term growth of capital and future income. The
    (formerly Research Series)                                    Portfolio normally invests at least 80% of its net assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in common stocks and related securities (such as preferred
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     stocks, convertible securities and depositary receipts).
      Company                                                     The Portfolio focuses on companies that the Portfolio
                                                                  Manager believes have favorable prospects for long-term
                                                                  growth, attractive valuations based on current and
                                                                  expected earnings or cash flow, dominant or growing market share and superior management.

----------------------------------------------------------------- ------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO (Service Class)                     Seeks above-average income (compared to a portfolio
    (formerly Total Return Series)                                 entirely invested in equity securities) consistent with
    INVESTMENT ADVISER:  Directed Services, Inc.                   the prudent employment of capital. Secondarily seeks
    INVESTMENT SUBADVISER: Massachusetts Financial Services        reasonable opportunity for growth of capital and income.
      Company                                                      The Portfolio is a "balanced fund," and invests in a
                                                                   combination of equity and fixed income securities.
----------------------------------------------------------------- ------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO (Service Class)                     Seeks maximum total return, consistent with preservation
    (formerly Core Bond Series)                                   of capital and prudent investment management. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio is diversified and seeks to achieve its
    INVESTMENT SUBADVISER: Pacific Investment Management          investment objective by investing under normal
      Company LLC                                                 circumstances at least 80% of its net assets (plus
                                                                  borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying
                                                                  maturities.

----------------------------------------------------------------- ------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (CLASS S)                                                     through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation
    INVESTMENT SUBADVISER: :  Salomon Brothers Asset              potential. The Portfolio invests primarily in common
      Management, Inc.                                            stocks and common stock equivalents, such as preferred
                                                                  stocks and  securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued in the marketplace.

----------------------------------------------------------------- ------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital. Secondarily seeks
     (CLASS S)                                                    current income. The Portfolio invests primarily in equity
     INVESTMENT ADVISER:  Directed Services, Inc.                 securities of U.S. companies. The Portfolio may also
     INVESTMENT SUBADVISER: :  Salomon Brothers Asset             invest in other equity securities. To a lesser degree, the
       Management, Inc.                                           Portfolio invests in income producing securities such as
                                                                  debt securities.

----------------------------------------------------------------- ------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- ------------------------------------------------------------

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (CLASS S)            Seeks long-term growth of capital. Invests primarily (at
    INVESTMENT ADVISER: ING Life Insurance and Annuity            least 65% of total assets) in the equity securities of
    Company                                                       foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
----------------------------------------------------------------- ------------------------------------------------------------

JP MORGAN MID CAP VALUE PORTFOLIO (Service Class)                 Seeks growth from capital appreciation. A nondiversified
    INVESTMENT ADVISER: ING Life Insurance and Annuity            Portfolio that invests primarily (at least 80% of net
    Company                                                       assets under normal circumstances) in a broad portfolio of
    INVESTMENT SUBADVISER: Robert Fleming, Inc., a   subsidiary   common stocks of companies with market capitalizations of
    of J.P. Morgan Chase & Co.                                    $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued.
----------------------------------------------------------------- ------------------------------------------------------------

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (Initial Class)           Seeks capital appreciation. Invests primarily (at least
    INVESTMENT ADVISER: ING Life Insurance and Annuity            65% of net assets) in common stocks and related
    Company                                                       securities, such as preferred stocks, convertible
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     securities and depositary receipts.
    Company
----------------------------------------------------------------- ------------------------------------------------------------

ING MFS GLOBAL GROWTH PORTFOLIO (Service Class)                   Seeks capital appreciation. A nondiversified Portfolio
    INVESTMENT ADVISER: ING Life Insurance and Annuity            that invests primarily (at least 65% of net assets under
    Company                                                       normal circumstances) in securities of companies worldwide
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     including common stocks and related equity securities such
    Company                                                       as preferred stock, convertible securities and depositary
                                                                  receipts.
----------------------------------------------------------------- ------------------------------------------------------------

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (CLASS SERVICE)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
    Company                                                       stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 emerging growth companies.
    Management, Inc.
----------------------------------------------------------------- ------------------------------------------------------------

ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity            equity securities, including common stocks, preferred
    Company                                                       stocks and securities convertible into common and
    INVESTMENT SUBADVISER: Van Kampen                             preferred stocks.
----------------------------------------------------------------- ------------------------------------------------------------

----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------

ING GET U.S. CORE PORTFOLIO                                       Seeks to achieve maximum total return and minimal exposure
    (formerly ING GET Fund)                                       of the Series' assets to a market value loss, by
    INVESTMENT ADVISER:  Aeltus Investment  Management, Inc.      participating, to the extent possible in favorable equity
                                                                  market performance during the Guarantee Period. The
                                                                  Series will not implement an "investment strategy" in
                                                                  any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series
                                                                  to the Equity Component while protecting Series'
                                                                  assets. Assets allocated to the Equity Component may
                                                                  be reduced or eliminated in order to conserve  assets at a level equal to or above the present value of the Guarantee.

----------------------------------------------------------------- ------------------------------------------------------------

ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
                                                                  65% of net assets in equity securities of issuers
                                                                  located in at least three countries, one of which may
                                                                  be the U.S. Generally invests at least 75% of
                                                                  total assets in common and preferred stocks, warrants and
                                                                  convertible securities.

----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- ------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER: ING Investments, LLC                      Standard & Poor's 500 Composite Index (S&P 500), while
    INVESTMENT SUBADVISER: Aeltus Investment                      maintaining a market level of risk. Invests at least 80%
       Management,                                                Inc. of net assets in stocks included in the S&P 500.
                                                                  The subadviser's objective is to overweight those stocks
                                                                  in the S&P 500 that they believe will outperform the
                                                                  index and underweight or avoid those stocks in the
                                                                  S&P 500 that they believe will underperform the index.

----------------------------------------------------------------- ------------------------------------------------------------

ING VP INDEX PLUS MIDCAP PORTFOLIO                                Seeks to outperform the total return
  (Class S)                                                       performance of the Standard & Poor's
                                                                  MidCap 400 Index (S&P 400), while
  INVESTMENT ADVISER:                                             maintaining a market level of risk.
    ING Investments, LLC                                          Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                                          stocks included in the S&P 400. The
    Aeltus Investment Management, Inc.                            subadviser's objective is to
                                                                  overweight those stocks in the S&P 400
                                                                  that they believe will outperform the
                                                                  index and underweight or avoid those
                                                                  stocks in the S&P 400 that they
                                                                  believe will underperform the index.

----------------------------------------------------------------- ------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO                              Seeks to outperform the total return
  (Class S)                                                       performance of the Standard and Poor's
                                                                  SmallCap 600 Index (S&P 600), while
  INVESTMENT ADVISER:                                             maintaining a market level of risk.
    ING Investments, LLC                                          Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                                          stocks included in the S&P 600. The
    Aeltus Investment Management, Inc.                            subadviser's objective is to
                                                                  overweight those stocks in the S&P 600
                                                                  that they believe will outperform the
                                                                  index and underweight or avoid those
                                                                  stocks in the S&P 600 that they
                                                                  believe will underperform the index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO                                Seeks growth of capital primarily
  (Class S)                                                       through investment in a diversified
                                                                  portfolio of common stocks and
  INVESTMENT ADVISER:                                             securities convertible into common
    ING Investments, LLC                                          stock. Under normal market conditions,
  INVESTMENT SUBADVISER:                                          invests at least 65% of total assets
    Aeltus Investment Management, Inc.                            in common stocks and securities
                                                                  convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
----------------------------------------------------------------- ------------------------------------------------------------

ING VP CONVERTIBLE PORTFOLIO (Class S)                            Seeks maximum total return, consisting
                                                                  of capital appreciation and current
  INVESTMENT ADVISER:                                             income. Under normal conditions,
    ING Investments, LLC                                          invests at least 80% of assets in
                                                                  convertible securities. Emphasizes
                                                                  companies with market capitalizations
                                                                  above $500 million. May also invest up
                                                                  to 20% of total assets in common and
                                                                  nonconvertible preferred stocks, and
                                                                  in nonconvertible debt securities,
                                                                  which may include high yield debt
                                                                  securities (commonly known as "junk
                                                                  bonds") rated below investment grade,
                                                                  or of comparable quality if unrated.
                                                                  May also lend portfolio securities, up
                                                                  to 30% of its total assets.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP LARGE COMPANY VALUE PORTFOLIO                              Seeks long-term capital appreciation.
  (Class S)                                                       Income is a secondary objective.
                                                                  Normally invests at least 80% of
  INVESTMENT ADVISER:                                             assets in common stocks of large
    ING Investments, LLC                                          companies, which may include dividend
                                                                  paying securities, securities
                                                                  convertible into shares of common
                                                                  stock, rights, earrants, and exchange
                                                                  traded index funds (ETFs). May invest
                                                                  remaining 20% of assets in foreign
                                                                  securities and smaller capitalization
                                                                  companies.

----------------------------------------------------------------- ------------------------------------------------------------

ING VP MAGNACAP PORTFOLIO  (Class S)                              Seeks growth of capital, with dividend income as a
    INVESTMENT ADVISER:  ING Investments, LLC                     secondary consideration. Under normal conditions, invests
                                                                  at least 80% of assets in equity securities that meet the
                                                                  following criteria: attractive valuation characteristics;
                                                                  dividends; and balance sheet strength. Normally,
                                                                  investments are generally in larger companies that are
                                                                  included in the largest 500 U.S. companies as measured by
                                                                  sales, earnings or assets.
----------------------------------------------------------------- ------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------- ------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                             Seeks long-term growth of capital.
  (Series II)                                                     Seeks to meet its objective by
                                                                  investing in securities of companies
  INVESTMENT ADVISER:                                             that are likely to benefit from
    A I M Advisors, Inc.                                          changing demographic, economic and
  INVESTMENT SUBADVISER:                                          lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.                                      include common stocks, convertible
                                                                  bonds, convertible preferred stocks
                                                                  and warrants of companies within a
                                                                  broad range of market capitalizations.

----------------------------------------------------------------- ------------------------------------------------------------

AIM V.I. GROWTH FUND (Series II)                                  Seeks growth of capital. Seeks to meet its investment
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     objective by investing principally in seasoned and better
                                                                  capitalized companies considered to have strong earnings
                                                                  momentum.
----------------------------------------------------------------- ------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------- ------------------------------------------------------------

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (formerly           Seeks reasonable current income and reasonable opportunity
    Alliance Growth and Income Portfolio)                         for appreciation through investments primarily in
    (Class B)                                                     dividend-paying common stocks of good quality. Invests
    INVESTMENT ADVISER: Alliance Capital Management  L.P.         primarily in dividend-paying common stocks of large,
                                                                  well-established "blue chip" companies.
----------------------------------------------------------------- ------------------------------------------------------------

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (formerly Alliance     Seeks growth of capital by pursuing aggressive investment
    Premier Growth Portfolio) (Class B)                           policies. Invests primarily in equity securities of a
    INVESTMENT ADVISER: Alliance Capital Management  L.P.         limited number of large, carefully selected, high-quality
                                                                  U.S. companies that are judged likely to achieve superior
                                                                  earnings growth. Normally invests at least 80% of total
                                                                  assets in equity securities of U.S. companies and up to
                                                                  20% of assets in non-U.S. companies.

----------------------------------------------------------------- ------------------------------------------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO                                 Seeks long-term growth of capital.
  (Class B)                                                       Invests primarily in a diversified
                                                                  portfolio of equity securities of
  INVESTMENT ADVISER:                                             companies with relatively large market
    Alliance Capital Management L.P.                              capitalizations that Alliance (the
                                                                  Portfolio's investment adviser)
                                                                  believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO                           Seeks long-term capital appreciation.
  (Service Class 2)                                               Normally invests primarily in common
                                                                  stocks of companies whose value the
  INVESTMENT ADVISER:                                             Portfolio's investment adviser
    Fidelity Management & Research                                believes is not fully recognized by
    Company                                                       the public.
  INVESTMENT SUBADVISER:
    Fidelity Management & (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.

----------------------------------------------------------------- ------------------------------------------------------------

FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO (Service                   Seeks reasonable income. Also considers the potential for
    Class 2)                                                      capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research            exceeds the composite yield on the securities comprising
    Company                                                       the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: FMR Co., Inc.                          80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).

----------------------------------------------------------------- ------------------------------------------------------------

FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)                 Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management & Research            primarily in common stocks of companies the investment
    Company                                                       adviser believes have above-average growth potential
    INVESTMENT SUBADVISER: FMR Co., Inc.                          (often called "growth" stocks).

----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------- ------------------------------------------------------------

INVESCO VIF -- FINANCIAL SERVICES FUND                            Seeks capital growth. The Fund
                                                                  normally invests at least 80% of its
  INVESTMENT ADVISER:                                             net assets in the equity securities
    INVESCO Variable Investment                                   and equity-related instruments of
      Funds, Inc.                                                 companies involved in the financial
  INVESTMENT SUBADVISER:                                          services sector. These companies
    INVESCO Funds Group, Inc.                                     include, but are not limited to, banks
                                                                  (regional and money centers),
                                                                  insurance companies (life, property
                                                                  and casualty, and multiline),
                                                                  investment and miscellaneous
                                                                  industries (asset managers, brokerage
                                                                  firms, and government sponsored
                                                                  agencies) and suppliers to financial
                                                                  services companies. At any given time,
                                                                  20% of the Fund's assets is not
                                                                  required to be invested in the sector.
                                                                  In general, the Fund emphasizes
                                                                  companies that INVESCO believes are
                                                                  strongly managed and will generate
                                                                  above-average long-term capital
                                                                  appreciation.

----------------------------------------------------------------- ------------------------------------------------------------

INVESCO VIF -- HEALTH SCIENCES FUND                               Seeks capital growth by normally
                                                                  investing at least 80% of its net
  INVESTMENT ADVISER:                                             assets in the equity securities and
    INVESCO Variable Investment                                   equity-related instruments of
    Funds, Inc.                                                   companies that develop, produce, or
  INVESTMENT SUBADVISER:                                          distribute products or services
    INVESCO Funds Group, Inc.                                     related to health care. These
                                                                  companies include, but are not limited
                                                                  to, medical equipment or supplies,
                                                                  pharmaceuticals, biotechnology, and
                                                                  health care providers and services
                                                                  companies. At any given time, 20% of
                                                                  the Fund's assets is not required to
                                                                  be invested in the sector.
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VIF -- LEISURE FUND                                       Seeks capital growth. The Fund
                                                                  normally invests at least 80% of its
  INVESTMENT ADVISER:                                             net assets in the equity securities
    INVESCO Variable Investment                                   and equity-related instruments of
    Funds, Inc.                                                   companies engaged in the design,
  INVESTMENT SUBADVISER:                                          production, and distribution of
    INVESCO Funds Group, Inc.                                     products related the leisure
                                                                  activities. These industries include,
                                                                  but are not limited to, hotels/gaming,
                                                                  publishing, advertising, beverages,
                                                                  audio/video, broadcasting-radio/TV,
                                                                  cable & satellite operators, cable &
                                                                  satellite programmers, motion pictures
                                                                  & TV, recreation services/
                                                                  entertainment, retail, and toys. At
                                                                  any given time, 20% of the Fund's
                                                                  assets is not required to be invested
                                                                  in the sector.
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND                                     Seeks capital growth. It also seeks
                                                                  current income. The Fund normally
  INVESTMENT ADVISER:                                             invests at least 80% of its net assets
    INVESCO Variable Investment                                   in the equity securities and
    Funds, Inc.                                                   equity-related instruments of
  INVESTMENT SUBADVISER:                                          companies engaged in utilities-related
    INVESCO Funds Group, Inc.                                     industries. These include, but are not
                                                                  limited to, companies that produce,
                                                                  generate, transmit, or distribute
                                                                  natural gas or electricity, as well as
                                                                  in companies that provide
                                                                  telecommunications services, including
                                                                  local, long distance and wireless. A
                                                                  portion of the Fund's assets are not
                                                                  required to be invested in the sector.

----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------- ------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH                               Seeks long-term growth of capital in a
  PORTFOLIO (Class S)                                             manner consistent with the
                                                                  preservation of capital. Invests
  INVESTMENT ADVISER:                                             primarily in common stocks of
    Janus Capital                                                 companies of any size located
                                                                  throughout the world. Normally invests
                                                                  in issuers from at least five
                                                                  different countries, including the
                                                                  United States. May at times invest in
                                                                  fewer than five countries or even in a
                                                                  single country.
----------------------------------------------------------------- ------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
HIGH YIELD PORTFOLIO                                              Seeks maximum total return, consistent
                                                                  with preservation of capital and
  INVESTMENT ADVISER:                                             prudent investment management.
    Pacific Investment Management Co.

----------------------------------------------------------------- ------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------- ------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO (Class II)                             Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect
                                                                  a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.

----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------------

PIONEER SMALL COMPANY VCT PORTFOLIO                               Seeks capital growth by investing in a
  (Class II)                                                      diversified portfolio of securities
                                                                  consisting primarily of common stocks.
  INVESTMENT ADVISER:                                             Normally, invests at least 80% of
    Pioneer Investment Management, Inc.                           total assets in equity securities of
                                                                  small companies, that is, companies
                                                                  with market values within the range of
                                                                  market values of issuers included in
                                                                  the Russell 2000 Index.

----------------------------------------------------------------- ------------------------------------------------------------
PRO FUNDS VP
----------------------------------------------------------------- ------------------------------------------------------------

PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:   ProFund Advisors LLC                    that correspond to the daily performance of the S&P 500
                                                                  Index.

----------------------------------------------------------------- ------------------------------------------------------------

PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.

----------------------------------------------------------------- ------------------------------------------------------------

PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

----------------------------------------------------------------- ------------------------------------------------------------

PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.

----------------------------------------------------------------- ------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
----------------------------------------------------------------- ------------------------------------------------------------

JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of
                                                                  capital. Invests primarily in equity
  INVESTMENT ADVISER:                                             securities of major, established
    Prudential Investments LLC                                    corporations that the investment
  INVESTMENT SUBADVISER:                                          adviser believes offer above-average
    Jennison Associates LLC                                       growth prospects. May invest up to 30%
                                                                  of total assets in foreign securities.
                                                                  Normally invests 65% of total assets
                                                                  in common stocks and preferred stocks
                                                                  of companies with capitalization in
                                                                  excess of $1 billion.

----------------------------------------------------------------- ------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH                                  Seeks long-term growth of capital.
  PORTFOLIO (Class II)                                            Invests in equity-related securities
                                                                  of foreign issuers that the subadviser
  INVESTMENT ADVISER:                                             thinks will increase in value over a
    Prudential Investments LLC                                    period of years. Invests primarily in
  INVESTMENT SUBADVISER:                                          the common stock of large and
    Jennison Associates LLC                                       medium-sized foreign companies. Under
                                                                  normal circumstances, invests at least
                                                                  65% of total assets in common stock of
                                                                  foreign companies operating or based
                                                                  in at least five different countries.

----------------------------------------------------------------- ------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------- ------------------------------------------------------------

PUTNAM VT GROWTH AND INCOME FUND (Class IB)                       Seeks capital growth and current income. The fund pursues
    INVESTMENT ADVISER: Putnam Variable Trust                     its goal by investing mainly in common stocks of U.S.
    INVESTMENT SUBADVISER: Putnam Investment                      companies, with a focus on value stocks that offer the
       Management, LLC                                            potential for capital growth, current income or both.

----------------------------------------------------------------- ------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Class IB)         Seeks capital growth. Current income is a secondary
    INVESTMENT ADVISER: Putnam Variable Trust                     objective. We invest mainly in common stocks of companies
    INVESTMENT SUBADVISER: Putnam Investment                      outside the United States. We invest mainly in value
       Management, LLC                                            stocks that offer the potential for income. Value stocks
                                                                  are those that Putnam Management believes are currently
                                                                  undervalued by the market. We look for companies
                                                                  undergoing positive change. If we are correct and other
                                                                  investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any
                                                                  size. Although the fund emphasizes investments in
                                                                  developed countries, we may also invest in companies
                                                                  located in developing (also known as emerging) markets. To determine whether a company is located outside of the
                                                                  United States, the fund looks at the following factors:
                                                                  where the company's securities trade, where the company is located or organized, or where the company derives its
                                                                  revenues or profits.

----------------------------------------------------------------- ------------------------------------------------------------

PUTNAM VT DISCOVERY GROWTH FUND                                   Seeks long-term growth of capital. We
  (Class IB)                                                      invest mainly in common stocks of U.S.
                                                                  companies, with a focus on growth
  INVESTMENT ADVISER:                                             stocks. Growth stocks are issued by
    Putnam Variable Trust                                         companies that Putnam Management
  INVESTMENT SUBADVISER:                                          believes are fast-growing and whose
    Putnam Investment Management, LLC                             earnings we believe are likely to
                                                                  increase over time. Growth in earnings
                                                                  may lead to an increase in the price
                                                                  of the stock. We may invest in
                                                                  companies of any size.

----------------------------------------------------------------- ------------------------------------------------------------
UBS SERIES TRUST
----------------------------------------------------------------- ------------------------------------------------------------

UBS TACTICAL ALLOCATION PORTFOLIO                                 Total return, consisting of long-term
  (Class I)                                                       capital appreciation and current
                                                                  income. Principal investment
  INVESTMENT ADVISER:                                             strategies used by the Portfolio in
    UBS Global Asset Management                                   pursuing its investment objective
    (US) Inc.                                                     involve allocating assets between a
                                                                  stock portion that is designed to
                                                                  track the performance of the S&P 500
                                                                  Composite Stock Price Index and a
                                                                  fixed income portion that consists of
                                                                  either U.S. Treasury notes with a
                                                                  maturity of approximately 5 years or
                                                                  U.S. Treasury bills with remaining
                                                                  maturities of approximately 30 days.

----------------------------------------------------------------- ------------------------------------------------------------


The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

   -------------------------------------------------------------------------------------------------------------------------
                                                                                                    GROSS          NET
     PORTFOLIO                            CLASS    MANAGER                                     EXPENSE RATIO   EXPENSE RATIO
   -------------------------------------------------------------------------------------------------------------------------

     ING INVESTORS TRUST
     ING American Funds Growth Portfolio           Capital Research and Management Company           1.18%        1.18%
     ING American Funds Growth-Income
       Portfolio                                   Capital Research and Management Company           1.13%        1.13%
     ING American Funds International
       Portfolio                                   Capital Research and Management Company           1.41%        1.41%
     ING Eagle Asset Value Equity
       Portfolio                            S      Eagle Asset Management, Inc.                      0.95%        0.95%
     ING Janus Growth and Income
       Portfolio                            S      Janus Capital Management LLC                      1.11%        1.11%
     ING JPMorgan Fleming Small Cap
       Equity Portfolio                     S      JPMorgan Fleming Asset Management (USA) Inc.      1.16%        1.16%
     ING Julius Baer Foreign Portfolio      S      Julius Baer Investment Management, Inc.           1.26%        1.26%
     ING Liquid Assets Portfolio            S      ING Investment Management LLC                     0.53%        0.53%
     ING MFS Research Portfolio             S      Massachusetts Financial Services Company          0.91%        0.91%
     ING MFS Total Return Portfolio         S      Massachusetts Financial Services Company          0.91%        0.91%
     ING PIMCO Core Bond Portfolio          S      Pacific Investment Management Company LLC         0.93%        0.93%
     ING Salomon Brothers All Cap
       Portfolio                            S      Salomon Brothers Asset Management, Inc.           1.01%        1.01%
     ING Salomon Brothers Investors
       Portfolio                            S      Salomon Brothers Asset Management, Inc.           1.01%        1.01%

     ING PARTNERS, INC.
     ING JPMorgan Mid Cap Value
       Portfolio                         Service   Robert Fleming, Inc.                              1.35%        1.35%
     ING JPMorgan Fleming International            JPMorgan Fleming Asset Management (London)
       Portfolio                         Service     Ltd.                                            1.25%        1.25%
     ING MFS Capital Opportunities
       Portfolio                         Initial   Massachusetts Financial Services Co.              0.90%        0.90%
     ING MFS Global Growth Portfolio     Service   Massachusetts Financial Services Co.              1.45%        1.45%
     ING Salomon Brothers Aggressive
       Growth Portfolio                  Service   Salomon Brothers Asset Management Inc.            1.07%        1.07%
     ING Van Kampen Comstock Portfolio   Service   Van Kampen                                        1.20%        1.20%

     ING VARIABLE INSURANCE TRUST
     ING VP Worldwide Growth Portfolio   Service   ING Investments LLC                               2.07%        1.23%
     ING GET U.S. Core Portfolio                   Aeltus Investment Management, Inc.                1.00%        1.00%

     ING VARIABLE PORTFOLIOS, INC.
     ING VP Index Plus LargeCap
       Portfolio                            S      Aeltus Investment Management, Inc.                0.71%        0.71%
     ING VP Index Plus MidCap Portfolio     S      Aeltus Investment Management, Inc.                0.78%        0.78%
     ING VP Index Plus SmallCap
       Portfolio                            S      Aeltus Investment Management, Inc.                0.88%        0.85%
     ING VP Value Opportunity Portfolio     S      Aeltus Investment Management, Inc.                0.97%        0.97%

     ING VARIABLE PRODUCTS TRUST
     ING VP Convertible Portfolio           S      ING Investments LLC                               3.49%        1.12%
     ING VP Large Company Value
       Portfolio                            S      ING Investments LLC                               3.55%        1.10%
     ING VP MagnaCap Portfolio           Service   ING Investments LLC                               1.45%        1.10%

     AIM VARIABLE INSURANCE FUNDS
     AIM V.I. Dent Demographic Trends
       Fund                                II      A I M Advisors, Inc.                              1.68%        1.45%
     AIM V.I. Growth Fund                  II      A I M Advisors, Inc.                              1.16%        1.16%

     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     AllianceBernstein Growth and
       Income Portfolio                     B      Alliance Capital Management, L.P.                 0.93%        0.93%
     AllianceBernstein Premier Growth
       Portfolio                            B      Alliance Capital Management, L.P.                 1.31%        1.31%
     AllianceBernstein Value Portfolio      B      Alliance Capital Management, L.P.                 1.43%        1.43%

     FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
     Fidelity VIP Contrafund Portfolio     S2      Fidelity Management and Research Co.              0.93%        0.93%
     Fidelity VIP Equity-Income
       Portfolio                           S2      Fidelity Management and Research Co.              0.83%        0.83%
     Fidelity VIP Growth Portfolio         S2      Fidelity Management and Research Co..             0.93%        0.93%

     INVESCO VARIABLE INVESTMENT FUNDS, INC.
     INVESCO VIF -- Financial Services
       Fund                                        INVESCO Funds Group, Inc.                         1.09%        1.09%
     INVESCO VIF-- Health Sciences Fund            INVESCO Funds Group, Inc.                         1.07%        1.07%
     INVESCO VIF-- Leisure Fund                    INVESCO Funds Group, Inc.                         3.96%        3.96%
     INVESCO VIF-- Utilities Fund                  INVESCO Funds Group, Inc.                         1.18%        1.15%

     JANUS ASPEN SERIES
     Janus Aspen Series Worldwide
       Growth Portfolio                     S      Janus Capital Management, LLC                     0.95%        0.95%

     PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Portfolio                    Pacific Investment Management Company             0.76%        0.75%

     PIONEER VARIABLE CONTRACTS TRUST
     Pioneer Fund VCT Portfolio            II      Pioneer Investment Management, Inc.               1.06%        1.06%
     Pioneer Small Company VCT Portfolio   II      Pioneer Investment Management, Inc.               2.98%        1.58%

     PRO FUNDS VP
     ProFund VP Bull                               ProFund Advisors LLC                              1.91%        1.91%
     ProFund VP Europe 30                          ProFund Advisors LLC                              2.03%        1.98%
     ProFund VP Rising Rates Opportunity           ProFund Advisors LLC                              2.13%        1.98%
     ProFund VP Small-Cap                          ProFund Advisors LLC                              1.97%        1.97%

     PRUDENTIAL SERIES FUND, INC.
     Jennison Portfolio                    II      Jennison Associates LLC                           1.01%        1.01%
     SP Jennison International Growth
       Portfolio                           II      Jennison Associates LLC                           1.80%        1.80%

     PUTNAM VARIABLE TRUST
     Putnam VT Discovery Growth Fund       IB      Putnam Investment Management, LLC                 1.81%        1.81%
     Putnam VT Growth and Income           IB      Putnam Investment Management, LLC                 0.77%        0.77%
     Putnam VT International
       Growth and Income                   IB      Putnam Investment Management, LLC                 1.25%        1.25%

     UBS SERIES TRUST
     UBS Tactical Allocation Portfolio      I      UBS Global Asset Management                       0.91%        0.91%

--------------------------------------------------------------------------------
 APPENDIX  C
--------------------------------------------------------------------------------



                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire. Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the income phase start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the income phase start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

          (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

          (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

          (3)  We add (1) and

          (4) We subtract from (3) any transfers from that Fixed Interest Allocation.

          (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year. Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

--------------------------------------------------------------------------------
 APPENDIX  D
--------------------------------------------------------------------------------



                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

--------------------------------------------------------------------------------
 APPENDIX  E
--------------------------------------------------------------------------------



                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

--------------------------------------------------------------------------------
 APPENDIX  F
--------------------------------------------------------------------------------



           WITHDRAWAL ADJUSTMENT FOR 5% ROLL-UP DEATH BENEFIT EXAMPLES

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $80,000 and a 5% Roll-Up minimum guarantee death benefit ("MGDB") at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

          Pro rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $160,000 and a 5% Roll-Up minimum guarantee death benefit ("MGDB") at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

          Pro rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $120,000 and a 5% Roll-Up minimum guarantee death benefit ("MGDB") at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

          Pro rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

--------------------------------------------------------------------------------
 APPENDIX  G
--------------------------------------------------------------------------------



                              PROJECTED SCHEDULE OF
                     ING GET U.S. CORE PORTFOLIO* OFFERINGS

                                                      OFFERING DATES           GUARANTEE DATES
      ----------------------------------------------- ------------------------ --------------------
      GET V SERIES                                    03/13/03 - 06/12/03      06/13/03 - 06/13/08

      ING GET U.S. CORE PORTFOLIO-- SERIES 1          06/13/03 - 09/11/03      09/12/03 - 09/12/08

      ING GET U.S. CORE PORTFOLIO-- SERIES 2          09/12/03 - 12/11/03      12/12/03 - 12/12/08

      ING GET U.S. CORE PORTFOLIO-- SERIES 3          12/12/03 - 03/11/04      03/12/04 - 03/13/09

      ING GET U.S. CORE PORTFOLIO-- SERIES 4          03/12/04 - 06/10/04      06/11/04 - 06/12/09


         * Previously known as ING GET Fund.

--------------------------------------------------------------------------------
 APPENDIX  H
--------------------------------------------------------------------------------



               DEATH BENEFITS FOR PRE-OCTOBER 2003 CONTRACT OWNERS

The purpose of Appendix H is to describe the death benefits applicable to contract owners in the Pre-October-2003 category. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

--------------------------------------------------------------------------------
 SPECIAL  FUNDS
--------------------------------------------------------------------------------

We use the term Special Funds in the discussion of the death benefit options. Currently, no subaccounts have been designated as Special Funds. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts. Such subaccounts will include those that, due to their volatility, are excluded from the death benefit guarantees that may otherwise be provided. Allocations to Special Funds will not affect the death benefit that may be available under the earnings multiplier benefit rider. Designation of a subaccount as a Special Fund may vary by benefit. For example, a subaccount may be designated a Special Fund for purposes of calculating one death benefit and not another.

--------------------------------------------------------------------------------
 DEATH  BENEFIT  CHOICES
--------------------------------------------------------------------------------

Currently, no investment portfolios are designated as "Special Funds." We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1) the contract value minus any credits added since or within 12 months prior to death; and

          2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2), LESS 3):

          1)   the contract value allocated to Special Funds; and

          2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds;

          3)   any credit added since or within 12 months prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

          1) the initial premium payment plus the initial credit, if applicable, allocated to Special and Non-Special Funds, respectively;

          2) increased by premium payments, and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

          3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

The 5% ROLL-UP DEATH BENEFIT, equals the GREATER of:

          1)   the Standard Death Benefit; and

          2) the sum of the contract value allocated to Special Funds and the 5% Roll-Up Minimum Guaranteed Death Benefit for Non-Special Funds less any initial credit added since or within 12 months prior to death.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

          1) premiums, plus the initial credit, if applicable, adjusted for withdrawals and transfers, accumulated at 5% until the earlier of attainment of age 90 or reaching the cap (equal to 3 times all premium payments and the initial credit, if applicable, as reduced by adjustments for withdrawals) and thereafter at 0%, and

          2)   the cap.

A pro rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix F for examples of the pro rata withdrawal adjustment.

A pro rata adjustment to the cap is made for any withdrawals. The amount of the pro rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the cap immediately prior to the withdrawal. Transfers from Special to Non-Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds, respectively.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

          1)   the Standard Death Benefit; and

          2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds, less any initial credit added since or within 12 months prior to death.

The ANNUAL RATCHET MINIMUM GUARANTEED DEATH BENEFIT equals:

          1) the initial premium plus the initial credit, if applicable, allocated at issue to Special and Non-Special Funds, respectively;

          2) increased dollar for dollar by any premium, allocated after issue to Special and Non-Special Funds, respectively;

          3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds before crediting of any applicable renewal credit;

          4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds before crediting of any applicable renewal credit.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

            Golden American Life Insurance Company is a stock company
                             domiciled in Delaware.
--------------------------------------------------------------------------------

SmartDesign Advantage -- 127106                                       09/25/2003

                                     PART B

The Statement of Additional Information, dated May 1, 2003, is incorporated into Part B of this Post-Effective Amendment No. 5 by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-63692), as filed on April 16, 2003.

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


EXHIBITS

(b)

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Directed
      Services, Inc. (1)

  (b) Form of Dealers Agreement (1)
  (c) Organizational Agreement (1)
  (d) Addendum to Organizational Agreement (1)
  (e) Expense Reimbursement Agreement (1)
  (f) Form of Assignment Agreement for Organizational Agreement (1)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for Premium Bonus (2)
  (e) Earnings Enhancement Death Benefit Rider (2)
  (f) Individual Retirement Annuity Rider (6)
  (g) ROTH Individual Retirement Annuity Rider (6)
  (h) Simple Retirement Account Rider (6)
  (i) 403(b) Rider (6)
  (j) Minimum Guaranteed Accumulation Benefit Rider (9)
  (k) Form of Endorsement for GET Fund (9)

5     Individual Deferred Variable Annuity Application (7)

6 (a) Resolution of the Board of Directors for Powers of
      Attorney, dated 04/23/99 (1)
  (b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American Life Insurance Company, dated 03/01/95 (1)
  (c) By-laws of Golden American Life Insurance Company, dated 01/07/94 (1)

7     Not applicable

8 (a) Service Agreement between Golden American Life Insurance
      Company and Equitable Life Insurance Company of Iowa (1)

  (b) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)

  (c) Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. (3)

  (d) Participation Agreement between Golden American Life Insurance Company, AIM Variable Insurance Funds, Inc., and Directed
      Services, Inc. (3)

  (e) Form of Participation Agreement between Golden American Life Insurance Company, Directed Services, Inc., Alliance Capital Management L.P., Alliance Variable Products Series Fund, Inc. and Alliance Fund Distributors, Inc. (2)

  (f) Participation Agreement between Golden American Life Insurance Company, Brinson Series Trust and Brinson Advisors, Inc. (2)

  (g) Participation Agreement between Golden American Life Insurance Company, Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. (2)

  (h) Participation Agreement between Golden American Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (3)

  (i) Participation Agreement between Golden American Life Insurance Company and Janus Aspen Series. (3)

  (j) Participation Agreement between Golden American Life Insurance Company and ING Variable Insurance Trust. (3)

  (k) Participation Agreement between Golden American Life Insurance Company and ING Variable Products Trust. (3)

  (l) Participation Agreement between Golden American Life
      Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (3)

  (m) Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (3)

  (n) Participation Agreement between Golden American Life Insurance
      Company, Prudential Series Fund, Inc., Prudential Insurance
      Company of America and Prudential Investment Management Services LLC (2)

  (o) Amendment to the Participation Agreement between Golden American Life Insurance Company, Prudential Series Fund, Inc., Prudential Insurance Company of America and Prudential Investment Management Services LLC (2)

  (p) Participation Agreement between Golden American Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (2)

  (q) Participation Agreement among Golden American Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (2)

  (r) Amendment to the Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (3)

9     Opinion and Consent of Kimberly J. Smith

10(a) Consent of Ernst & Young LLP, Independent Auditors
  (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

11    Not applicable

12    Not applicable

13    Schedule of Performance Data (4)

14    Not applicable

15    Powers of Attorney (8)
------------------------------------

(1) Incorporated herein by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626)

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-5626).

(5) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life
     Insurance and Annuity Company.

(6) Incorporated by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(7) Incorporated by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-63692, 811-5626).

(8) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

(9) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2003 (File Nos. 333-63692, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Chief Financial Officer
                       5780 Powers Ferry Road        Director
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The  Depositor  owned  100% of the  stock of a New York  company,  First  Golden
American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of August 29, 2003, there are 151,331 qualified contract owners and 162,472 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 5th day of September, 2003.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on September 5, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM          EXHIBIT                                                 PAGE #
----          -------                                                 ------
9              Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)          Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A